UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report APRIL 30, 2008 | (UNAUDITED)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield California Insured Fund, Inc. (MCA)

BlackRock MuniYield Florida Fund (MYF)

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

BlackRock MuniYield New York Insured Fund, Inc. (MYN)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the

S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-

to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April,

however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 9.64%	– 4.68%

Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96

International equities (MSCI Europe, Australasia, Far East Index)	– 9.21	– 1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 4.08	+ 6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 1.47	+ 2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 0.73	– 0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets,

and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield Arizona Fund, Inc.

Investment Objective

BlackRock MuniYield Arizona Fund, Inc. (MZA) seeks to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, invest-
ment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and Arizona income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +0.91% based on market price, with dividends reinvested. The Fund’s return based on net asset value (“NAV”) was –2.59%, with dividends reinvested. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of –0.86% on a NAV basis. Fund performance was negatively impacted by two key factors: above-average exposure to the longer end of the yield curve, which declined as long-term rates increased and short-term rates declined; and above-average exposure to lower-rated credits and other spread sectors (for example, housing), which underperformed on a total return basis.

Fund Information

Symbol on American Stock Exchange	MZA
Initital Offering Date	October 29, 1993
Yield on Closing Market Price as of April 30, 2008 ($13.32)*	5.14%
Tax Equivalent Yield**	7.91%
Current Monthly Distribution per share of Common Stock***	$0.057
Current Annualized Distribution per share of Common Stock***	$0.684
Leverage as of April 30, 2008****	43%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred
Stock (“Preferred Stock”) and Tender Option Bond Trusts (“TOBs”)) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.32	$13.66	(2.49%)	$15.65	$12.27
Net Asset Value	$13.14	$13.96	(5.87%)	$14.01	$12.41

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Education	26%	29%
City, County & State	19	21
Hospital	13	13
Housing	10	10
Lease Revenue	9	7
Power	7	6
Water & Sewer	7	4
Sales Tax	3	3
Transportation	3	3
Industrial & Pollution Control	3	4

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	25%	49%
AA/Aa	21	9
A/A	23	17
BBB/Baa	25	19
BB/Ba	1	2
B/B	1	—
Not Rated**	4	4

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was
$1,005,720 representing 1% and $1,004,490 representing 1%,
respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited) BlackRock MuniYield California Fund, Inc.

Investment Objective

BlackRock MuniYield California Fund, Inc. (MYC) seeks to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and California income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +2.33% based on market price, with dividends reinvested. The Fund’s return based on NAV was –0.81%, with dividends reinvested. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of –1.42% on a NAV basis.A slightly defensive duration stance and a higher cash equivalent reserve position versus its Lipper peers provided the Fund’s
NAV some cushion against volatility from widening credit spreads and rising long-term investment rates. Management’s strategy is to balance total return by opportunistically improving current yield, while maintaining a neutral duration.

Fund Information

Symbol on New York Stock Exchange	MYC
Initital Offering Date	February 28, 1992
Yield on Closing Market Price as of April 30, 2008 ($13.23)*	4.99%
Tax Equivalent Yield**	7.68%
Current Monthly Distribution per share of Common Stock***	$0.055
Current Annualized Distribution per share of Common Stock***	$0.66
Leverage as of April 30, 2008****	41%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs)
minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$13.23	$13.25	(0.15%)	$14.00	$12.33
Net Asset Value	$14.13	$14.60	(3.22%)	$14.85	$13.18

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	25%	18%
Education	18	15
Water & Sewer	12	12
Lease Revenue	10	12
Sales Tax	9	11
Hospital	8	8
Power	7	9
Transportation	5	6
Industrial & Pollution Control	2	4
Resource Recovery	2	2
Housing	2	2
Tobacco	—	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	68%	79%
AA/Aa	10	3
A/A	17	12
BBB/Baa	5	6

* Using the higher of Standard & Poor’s or Moody’s Investor
Service ratings.

SEMI-ANNUAL REPORT APRIL 30, 2008 5

Fund Summary as of April 30, 2008 (Unaudited)

BlackRock MuniYield California Insured Fund, Inc.

Investment Objective

BlackRock MuniYield California Insured Fund, Inc. (MCA) seeks to provide shareholders with as high a level of current income exempt from federal and
California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-
term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and California income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +1.28% based on market price, with dividends reinvested. The Fund’s return based on NAV was –0.13%, with dividends reinvested. For the same period, the closed-end Lipper California Insured Municipal Debt Funds category posted an aver-
age return of –1.18% on a NAV basis. A slightly defensive duration stance and a higher cash equivalent reserve position versus its Lipper peers pro-
vided the Fund’s NAV some cushion. Management’s strategy is to balance total return by opportunistically improving current yield, while maintaining a neutral duration. Management has also been pursuing transactions aimed at swapping into bonds wrapped by those monoline insurers that have less subprime mortgage exposure and therefore, are more apt to maintain their AAA credit rating.

Fund Information

	Symbol on New York Stock Exchange	MCA
	Initital Offering Date	October 30, 1992
	Yield on Closing Market Price as of April 30, 2008 ($12.99)*	5.17%
	Tax Equivalent Yield**	7.95%
	Current Monthly Distribution per share of Common Stock***	$0.056
	Current Annualized Distribution per share of Common Stock***	$0.672
	Leverage as of April 30, 2008****	40%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.0535.
The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs)
minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.99	$13.16	(1.29%)	$13.84	$12.13
Net Asset Value	$14.24	$14.63	(2.67%)	$14.94	$13.18

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	29%	28%
Water & Sewer	13	10
Lease Revenue	13	14
Education	12	13
Transportation	11	11
Sales Tax	10	11
Power	5	4
Hospital	3	2
Housing	3	4
Industrial & Pollution Control	1	3

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	80%	95%
AA/Aa	5	2
A/A	12	3
BBB/Baa	1	—
Not Rated	2	—

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.

6 SEMI-ANNUAL REPORT

APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited)

BlackRock MuniYield Florida Fund

Investment Objective

BlackRock MuniYield Florida Fund (MYF) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes and which enables shares of the Fund to be exempt from Florida intangible personal property taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +1.87% based on market price, with dividends reinvested. The Fund’s return based on NAV was –1.21%, with dividends reinvested. For the same period, the closed-end Lipper Florida Municipal Debt Funds category posted an average return of
–1.18% on a NAV basis. Problems within the monoline insurance industry had a negative impact on the entire insured municipal market, detracting from
Fund results. Exposure to uninsured hospital and single-family housing bonds also hindered performance. Conversely, the Fund’s performance for the period benefited from an overweight in pre-refunded bonds, as the yield curve steepened and shorter-maturity issues outperformed.

Fund Information

Symbol on New York Stock Exchange	MYF
Initital Offering Date	February 28, 1992
Yield on Closing Market Price as of April 30, 2008 ($12.75)*	5.46%
Tax Equivalent Yield**	8.40%
Current Monthly Distribution per Common Share***	$0.058
Current Annualized Distribution per Common Share***	$0.696
Leverage as of April 30, 2008****	40%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred
Shares (“Preferred Shares”) and TOBs) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.75	$12.86	(0.86%)	$13.40	$12.04
Net Asset Value	$13.97	$14.53	(3.85%)	$14.79	$13.26

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Hospital	21%	19%
Transportation	20	21
Lease Revenue	15	15
Water & Sewer	12	10
City, County & State	11	11
Sales Tax	6	8
Education	5	7
Housing	5	5
Industrial & Pollution Control	4	2
Power	1	2

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	60%	80%
AA/Aa	8	2
A/A	12	7
BBB/Baa	12	9
Not Rated**	8	2

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008 and October 31, 2007, the market value of these securities was
$7,061,975 representing 2% and $7,574,838 representing 2%,
respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT

APRIL 30, 2008

7

Fund Summary as of April 30, 2008 (Unaudited)

BlackRock MuniYield Michigan Insured Fund II, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM) seeks to provide shareholders with as high a level of current income exempt from federal and
Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal and Michigan income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned +1.54% based on market price, with dividends reinvested. The Fund’s return based on NAV was –0.08%, with dividends reinvested. For the same period, the closed-end Lipper Michigan Municipal Debt Funds category posted an average return of –1.11% on a NAV basis. During the period, the Fund maintained an overweight position in uninsured issues, which underperformed amid continued
widening in credit spreads. However, the incremental income generated by these holdings continued to enhance the Fund’s above-average dividend yield, which had an overall positive impact on performance for the period.

Fund Information

Symbol on New York Stock Exchange	MYM
Initital Offering Date	February 28, 1992
Yield on Closing Market Price as of April 30, 2008 ($12.47)*	5.39%
Tax Equivalent Yield**	8.29%
Current Monthly Distribution per share of Common Stock***	$0.056
Current Annualized Distribution per share of Common Stock***	$0.672
Leverage as of April 30, 2008****	41%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.054.
The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs)
minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.47	$12.61	(1.11%)	$13.22	$11.80
Net Asset Value	$13.75	$14.13	(2.69%)	$14.45	$13.10

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

City, County & State	21%	21%
Industrial & Pollution Control	14	12
Hospital	14	22
Education	12	9
Water & Sewer	11	8
Transportation	11	10
Lease Revenue	10	12
Sales Tax	4	3
Power	2	2
Housing	1	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	69%	83%
AA/Aa	18	4
A/A	7	11
BBB/Baa	4	2
Not Rated**	2	—

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.
** The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2008, the market value of these securities was $6,667,221 represent-
ing 2% of the Trust’s long-term investments.

8 SEMI-ANNUAL REPORT

APRIL 30, 2008

Fund Summary as of April 30, 2008 (Unaudited)

BlackRock MuniYield New York Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New York Insured Fund, Inc. (MYN) seeks to provide shareholders with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment manage-
ment by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income tax and New York State and New York City personal income taxes.

Performance

For the six months ended April 30, 2008, the Fund returned –0.36% based on market price, with dividends reinvested. The Fund’s return based on NAV was –0.56%, with dividends reinvested. For the same period, the closed-end Lipper New York Insured Municipal Debt Funds category posted an average return of –0.68% on a NAV basis.The Fund’s above-average distribution yield and neutral duration position during a period of rising interest rates in the municipal market benefited comparative performance for the period. Conversely, the relative return was hampered by the Fund’s longer-dated holdings, which proved more volatile as risk spreads increased and the municipal yield curve steepened.

Fund Information

Symbol on New York Stock Exchange	MYN
Initital Offering Date	February 28, 1992
Yield on Closing Market Price as of April 30, 2008 ($12.43)*	5.21%
Tax Equivalent Yield**	8.02%
Current Monthly Distribution per share of Common Stock***	$0.054
Current Annualized Distribution per share of Common Stock***	$0.648
Leverage as of April 30, 2008****	41%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** A change in the distribution rate was declared on June 2, 2008. The Monthly Distribution per Common Stock was decreased to $0.0525.
The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate.
The new distribution rate is not constant and is subject to further change in the future.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Preferred Stock and TOBs)
minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$12.43	$12.80	(2.89%)	$13.29	$11.71
Net Asset Value	$13.51	$13.94	(3.08%)	$14.26	$12.67

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	4/30/08	10/31/07

Transportation	37%	38%
City, County & State	17	15
Sales Tax	10	10
Water & Sewer	8	8
Power	7	7
Housing	6	6
Education	5	6
Industrial & Pollution Control	4	4
Lease Revenue	3	3
Hospital	2	2
Tobacco	1	1

Credit Quality Allocations*

Credit Rating	4/30/08	10/31/07

AAA/Aaa	82%	94%
AA/Aa	6	4
A/A	8	2
BBB/Baa	4	—

* Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

SEMI-ANNUAL REPORT

APRIL 30, 2008

9

The Benefits and Risks of Leveraging

BlackRock MuniYield Arizona Fund, Inc., BlackRock MuniYield California
Fund, Inc., BlackRock MuniYield California Insured Fund, Inc., BlackRock
MuniYield Florida Fund, BlackRock MuniYield Michigan Insured Fund II,
Inc. and BlackRock MuniYield New York Insured Fund, Inc. (each a
“Fund” and, collectively, the “Funds”) utilize leverage to seek to enhance the yield and NAV of their Common Stock or Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Stock or Shares, which pay divi-
dends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. The interest earned on these investments is paid to Common Stock Shareholders or Common Shareholders in the
form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of the Funds’ Common Stock or Shares.
However, in order to benefit Common Stock Shareholders or Common
Shareholders, the yield curve must be positively sloped; that is, short-
term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit
Common Stock Shareholders or Common Shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund’s Common Stock or Shares capitalization of $100 million and the issuance of Preferred Stock or
Shares for an additional $50 million, creating a total value of $150 mil-
lion available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope.
The fund pays dividends on the $50 million of Preferred Stock or Shares based on the lower short-term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-
term interest rates.

In this case, the dividends paid to Preferred Stock Shareholders or
Preferred Shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common Stock
Shareholders or Common Shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock or Shares will be reduced or eliminated completely. At the same time, the market value of the fund’s Common Stock or Shares (that is, its price as listed on the
New York Stock Exchange or the American Stock Exchange) may, as a
result, decline. Furthermore, if long-term interest rates rise, the Common
Stocks’ or Shares’ NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s Preferred Stock or
Shares does not fluctuate. In addition to the decline in NAV, the market value of the fund’s Common Stock or Shares may also decline.

In addition, the Funds may from time to time leverage their assets through the use of tender option bond (“TOB”) programs. In a typical
TOB program, the Fund transfers one or more municipal bonds to a TOB trust, which issues short-term variable rate securities to third-party investors and a residual interest to the Fund. The cash received by the
TOB trust from the issuance of the short-term securities (less transaction expenses) is paid to the Fund, which invests the cash in additional port-
folio securities. The distribution rate on the short-term securities is reset periodically (typically every seven days) through a remarketing of the short-term securities. Any income earned on the bonds in the TOB trust, net of expenses incurred by the TOB trust, that is not paid to the holders of the short-term securities is paid to the Fund. In connection with man-
aging the Funds’ assets, the Funds’ investment advisor may at any time retrieve the bonds out of the TOB trust typically within seven days. TOB investments generally will provide a Fund with economic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates similar to those associated with Preferred Stock or Shares issued by the Fund, as described above. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share. (See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to TOB trusts.)

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Stock or Shares in an amount of up to 50% of their total managed assets at the time of issuance. Each Fund also antici-
pates that its total economic leverage will not exceed 50% of its total managed assets. Economic leverage includes Preferred Stock or Shares and TOBs. As of April 30, 2008, BlackRock MuniYield Arizona Fund,
Inc., BlackRock MuniYield California Fund, Inc., BlackRock MuniYield
California Insured Fund, Inc., BlackRock MuniYield Florida Fund,
BlackRock MuniYield Michigan Insured Fund II, Inc. and BlackRock
MuniYield New York Insured Fund, Inc. had economic leverage of 43%,
41%, 40%, 40%, 41% and 41% of managed assets, respectively.

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable inter-
est rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities.
Swap agreements involve the risk that the party with whom each Fund has entered into a swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligation to pay the other party to the agreement.

10 SEMI-ANNUAL REPORT APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Arizona Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona — 129.2%

Arizona Educational Loan Marketing Corporation,
Educational Loan Revenue Refunding Bonds, AMT,
Junior Sub-Series, 6.30%, 12/01/08	$ 1,000	$ 1,005,720

Arizona Health Facilities Authority Revenue Bonds,
Series A:
(Banner Health System), 5%, 1/01/25	1,750	1,762,127
(Catholic Healthcare West), 6.625%, 7/01/20	1,435	1,572,129

Arizona Student Loan Acquisition Authority, Student
Loan Revenue Refunding Bonds, AMT:
Junior Subordinated Series B-1, 6.15%, 5/01/29	3,285	3,404,410
Senior-Series A-1, 5.90%, 5/01/24	1,000	1,036,280

Arizona Tourism and Sports Authority, Tax Revenue
Bonds (Baseball Training Facilities Project),
5%, 7/01/16	1,000	1,008,990

Downtown Phoenix Hotel Corporation, Arizona,
Revenue Bonds (a):
Senior Series A, 5%, 7/01/36	1,500	1,407,360
Sub-Series B, 5%, 7/01/36	1,500	1,430,220

Gila County, Arizona, Unified School District
Number 10 (Payson), GO (School Improvement
Project of 2006), Series A, 1%, 7/01/27 (b)(c)	1,000	974,890

Gilbert, Arizona, Water Resource Municipal Property
Corporation, Water System Development Fee and
Utility Revenue Bonds, Subordinated Lien,
5%, 10/01/29 (d)	1,000	1,014,220

Gladden Farms Community Facilities District, Arizona,
GO, 5.50%, 7/15/31	750	655,822

Greater Arizona Development Authority, Infrastructure
Revenue Bonds, Series B, 5%, 8/01/30 (d)	2,000	2,020,440

Maricopa County, Arizona, IDA, Education Revenue
Bonds (Arizona Charter Schools Project 1),
Series A, 6.625%, 7/01/20	900	820,026

Maricopa County, Arizona, IDA, Health Facilities
Revenue Refunding Bonds (Catholic Healthcare
West Project), Series A, 5.25%, 7/01/32	2,000	1,954,340

Maricopa County, Arizona, IDA, Hospital Facility
Revenue Refunding Bonds (Samaritan Health
Services), Series A, 7%, 12/01/16 (d)(e)	2,400	2,874,048

Maricopa County, Arizona, IDA, S/F Mortgage Revenue
Bonds, AMT, Series 3-B, 5.25%, 8/01/38 (f)(g)	1,934	1,846,798

Maricopa County, Arizona, Peoria Unified School
District Number 11, GO, Second Series,
5%, 7/01/25 (a)	1,000	1,017,410

	Par
Municipal Bonds	(000)	Value

Arizona (continued)

Maricopa County, Arizona, Scottsdale Unified School
District Number 48, GO, 6.60%, 7/01/12	$ 1,000	$ 1,140,900

Maricopa County, Arizona, Tempe Elementary
Unified School District Number 3, GO, Refunding,
7.50%, 7/01/10 (a)	500	547,940

Maricopa County, Arizona, Unified School District
Number 090, School Improvement, GO (Saddle
Mountain), Series A, 5%, 7/01/14	1,000	1,031,020

Mesa, Arizona, IDA Revenue Bonds (Discovery Health
Systems), Series A, 5.625%, 1/01/10 (d)(h)	1,000	1,060,000

Phoenix and Pima County, Arizona, IDA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series 2007-1,
5.25%, 8/01/38 (f)(g)	1,946	1,942,381

Phoenix, Arizona, Civic Improvement Corporation,
Excise Tax Revenue Bonds (Civic Plaza Expansion
Project), Sub-Series A, 5%, 7/01/35 (a)	3,325	3,376,804

Phoenix, Arizona, Civic Improvement Corporation,
Senior Lien Airport Revenue Bonds, AMT, Series B,
5.25%, 7/01/32 (a)	600	576,930

Phoenix, Arizona, Civic Improvement Corporation,
Water System Revenue Refunding Bonds, Junior
Lien, 5.50%, 7/01/20 (a)	2,500	2,645,500

Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds,
AMT, Series 2007-2, 5.50%, 8/01/38 (f)(g)	1,942	1,950,970

Pima County, Arizona, IDA, Education Revenue Bonds:
(American Charter Schools Foundation), Series A,
5.625%, 7/01/38	500	451,215
(Arizona Charter Schools Project), Series C,
6.70%, 7/01/21	740	757,279
(Arizona Charter Schools Project), Series C,
6.75%, 7/01/31	990	1,000,811

Pima County, Arizona, IDA, Education Revenue
Refunding Bonds:
(Arizona Charter Schools Project II), Series A,
6.75%, 7/01/21	575	589,214
(Arizona Charter Schools Project), Series O,
5%, 7/01/26	1,000	858,480

Pinal County, Arizona, IDA, Wastewater Revenue
Bonds (San Manuel Facilities Project), AMT,
6.25%, 6/01/26	500	488,860

Pima County, Arizona, Unified School District Number 1
(Tucson), GO, Refunding, 7.50%, 7/01/09 (a)	3,050	3,223,484

Pima County, Arizona, Unified School District Number 1
(Tucson), GO, Series C, 5%, 7/01/27 (a)	1,000	1,002,850

Portfolio Abbreviations

To simplify the listings of portfolio holdings in each
Fund’s Schedule of Investments, we have abbreviated
the names of many of the securities according to the
list on the right.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARS	Auction Rate Securities	IDR	Industrial Development Revenue Bonds
CABS	Capital Appreciation Bonds	M/F	Multi Family
COP	Certificates of Participation	PILOT	Payment in lieu of taxes
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	RIB	Residual Interest Bonds
GO	General Obligation Bonds	S/F	Single-Family
HDA	Housing Development Authority	SIFMA	Securities Industry and Financial
HFA	Housing Finance Agency		Markets Association
		VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

11

Schedule of Investments BlackRock MuniYield Arizona Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona (concluded)

Pinal County, Arizona, COP:
5%, 12/01/26	$ 1,250	$ 1,254,812
5%, 12/01/29	1,250	1,236,925

Queen Creek Improvement District Number 001,
Arizona, Special Assessment Bonds, 5%, 1/01/32	2,000	1,795,260

Salt River Project, Arizona, Agriculture Improvement
and Power District, Electric System Revenue Bonds,
Series A, 5%, 1/01/24	1,000	1,054,030

Salt River Project, Arizona, Agriculture Improvement
and Power District, Electric System Revenue
Refunding Bonds, Series A, 5%, 1/01/35	1,500	1,536,360

Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, 5%, 12/01/37	2,750	2,458,198

Scottsdale, Arizona, IDA, Hospital Revenue Bonds
(Scottsdale Healthcare), 5.80%, 12/01/11 (h)	2,250	2,495,025

Show Low, Arizona, IDA, Hospital Revenue
Bonds (Navapache Regional Medical Center),
5%, 12/01/35 (i)	1,195	1,117,050

South Campus Group LLC, Arizona Student
Housing Revenue Bonds (Arizona State
University South Campus Project), Series 2003,
5.625%, 9/01/35 (d)	1,500	1,534,860

Surprise Municipal Property Corporation, Arizona,
Wastewater Development Impact Fee Revenue
Bonds, 4.90%, 4/01/32	1,500	1,312,440

Tucson and Pima County, Arizona, IDA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series B,
5.35%, 6/01/47 (f)(g)	1,000	940,910

Tucson, Arizona, IDA, Joint S/F Mortgage
Revenue Refunding Bonds, AMT, Series A-1,
5.10%, 7/01/38 (f)(g)	1,000	968,380

Tucson, Arizona, IDA, Senior Living Facilities
Revenue Bonds (Christian Care Tucson Inc.
Project), Series A, 6.125%, 7/01/10 (h)(i)	1,000	1,086,630

University of Arizona, COP, Refunding, Series A,
5.125%, 6/01/29 (b)	1,105	1,132,084

University of Arizona, COP, Series B, 5%, 6/01/28 (b)	2,000	2,033,120

Vistancia Community Facilities District, Arizona, GO:
6.75%, 7/15/22	1,275	1,323,361
5.75%, 7/15/24	750	743,685

Yavapai County, Arizona, IDA, Hospital Facility
Revenue Bonds (Yavapai Regional Medical
Center), Series A, 6%, 8/01/33	2,000	2,013,180

Yavapai County, Arizona, IDA, Solid Waste Disposal
Revenue Bonds (Waste Management Inc. Project),
AMT, Series A-1, 4.90%, 3/01/28	1,000	820,460

Yuma County, Arizona, Library District, GO,
5%, 7/01/26 (j)	1,775	1,780,059

		77,086,697

	Par
Municipal Bonds	(000)	Value

Guam — 1.6%

Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
5.875%, 7/01/35	$ 1,000	$ 966,370

Puerto Rico — 22.8%

Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/44 (i)	2,500	2,631,975

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
Refunding Bonds, Series CC, 5.50%, 7/01/31	1,000	1,015,700

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series G, 5%, 7/01/33	560	531,541

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds, Series N, 5.25%, 7/01/39 (a)	1,000	991,580

Puerto Rico Commonwealth, Public Improvement, GO,:
5.75%, 7/01/10 (d)	1,000	1,051,480
Series A, 5.125%, 7/01/31	2,000	1,907,300

Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series TT, 5%, 7/01/37	1,000	957,060

Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue
Bonds (Cogeneration Facility-AES Puerto Rico
Project), AMT, 6.625%, 6/01/26	1,500	1,540,365

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Bonds, Series I (k):
5.25%, 7/01/14 (h)	35	38,289
5.25%, 7/01/33	1,965	1,900,921

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series N,
5.50%, 7/01/27 (k)	1,000	1,011,400

		13,577,611

Total Municipal Bonds
(Cost — $92,808,888) — 153.6%		91,630,678

Municipal Bonds Transferred to
Tender Option Bond Trusts (l)

Arizona — 16.0%

Arizona State University Revenue Bonds,
5.50%, 7/1/12 (a)(h)	8,670	9,534,572

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $9,031,135) — 16.0%		9,534,572

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield Arizona Fund, Inc. (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA Arizona Municipal Money Fund, 2.19% (m)(n)	1,665,672	$ 1,665,672

Total Short-Term Securities
(Cost — $1,665,672) — 2.8%		1,665,672

Total Investments (Cost — $103,505,695*) — 172.4%		102,830,922
Other Assets Less Liabilities — 2.5%		1,501,493
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (7.3%)		(4,375,922)
Preferred Stock, at Redemption Value — (67.6*)%		(40,315,670)

Net Assets Applicable to Common Stock — 100.0%		$ 59,640,823

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 99,368,575

Gross unrealized appreciation	$ 2,131,957
Gross unrealized depreciation	(3,004,610)

Net unrealized depreciation	$ (872,653)

(a) FGIC Insured.
(b) AMBAC Insured.
(c) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(d) MBIA Insured.
(e) Security is collateralized by municipal or U.S. Treasury obligations.
(f) FHLMC Collateralized.
(g) FNMA/GNMA Collateralized.
(h) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) Radian Insured.
(j) XL Capital Insured.
(k) Commonwealth Guaranteed.
(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(m) Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Arizona Municipal Money Fund	1,014,394	$13,311

• Forward interest rate swap outstanding as of April 30, 2008 was as follows:

	Notional
	Amount	Unrealized
	(000)	Depreciation

Pay a fixed rate of 3.665% and receive a
floating rate based on 1-week SIFMA
Municipal Swap Index Rate
Broker, Citibank NA
Expires, July 2023	$2,500	$(36,533)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT APRIL 30, 2008 13

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield California Fund, Inc. (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 132.1%

ABAG Finance Authority for Nonprofit Corporations,
California, Revenue Refunding Bonds (Redwood
Senior Homes and Services), 6%, 11/15/22	$ 1,730	$ 1,789,079

Arcata, California, Joint Powers Financing Authority,
Tax Allocation Revenue Refunding Bonds
(Community Development Project Loan), Series A,
6%, 8/01/23 (a)	2,725	2,730,068

California Health Facilities Financing Authority
Revenue Bonds:
(Kaiser Permanente), Series A,
5.50%, 6/01/22 (b)(c)	10,000	10,217,000
(Sutter Health), Series A, 5.25%, 11/15/46	10,000	10,024,300

California Infrastructure and Economic Development
Bank Revenue Bonds (J. David Gladstone Institute
Project), 5.50%, 10/01/22	4,990	5,151,426

California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds:
(Republic Services Inc. Project), AMT, Series B,
5.25%, 6/01/23	2,700	2,572,749
(Waste Management Inc. Project), AMT, Series A-2,
5.40%, 4/01/25	3,000	2,712,630

California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Refunding Bonds:
(Republic Services Inc. Project), AMT, Series C,
5.25%, 6/01/23	2,000	1,905,740
(Waste Management Inc. Project), AMT, Series B,
5%, 7/01/27	4,500	3,794,130

California Rural Home Mortgage Finance Authority,
S/F Mortgage Revenue Bonds (Mortgage-Backed
Securities Program), AMT:
Series A, 5.40%, 12/01/36 (d)(e)	1,980	1,966,180
Series B, 6.15%, 6/01/20 (d)	35	35,924
Sub-Series FH-1, 5.50%, 8/01/47	420	394,241

California State Enterprise Authority, Sewer Facility
Revenue Bonds (Anheuser-Busch Project), AMT,
5.30%, 9/01/47	2,500	2,255,975

California State, GO:
5.125%, 4/01/25	5,000	5,105,900
5.50%, 4/01/30	5	5,165

California State, GO, Refunding, 5.75%, 5/01/30	450	469,436

California State, GO, Refunding (Veterans), AMT,
Series BJ, 5.70%, 12/01/32	2,785	2,792,547

California State Public Works Board, Lease Revenue
Bonds:
(California State University), Series C,
5.40%, 10/01/22 (f)	2,000	2,042,560
(Department of Corrections), Series C,
5.50%, 6/01/23	5,000	5,262,000
(Department of Health Services), Series A,
5.75%, 11/01/09 (f)(g)	4,000	4,241,720

	Par
Municipal Bonds	(000)	Value

California (continued)

California State University, Systemwide Revenue
Bonds, Series A, 5%, 11/01/39 (b)	$ 4,850	$ 4,981,435

California State, Various Purpose, GO,
5.50%, 11/01/33	6,850	7,066,117

California Statewide Communities Development
Authority, COP (John Muir/Mount Diablo Health
System), 5.125%, 8/15/22 (f)	5,250	5,331,270

California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A:
5.50%, 10/01/33	3,000	3,024,240
6%, 10/01/23	3,270	3,431,211

California Statewide Communities Development
Authority Revenue Bonds (Daughters of Charity
National Health System), Series A, 5.25%, 7/01/30	3,665	3,376,418

California Statewide Communities Development
Authority, Revenue Refunding Bonds:
(Kaiser Hospital Asset Management, Inc.),
Series C, 5.25%, 8/01/31	6,975	6,928,128
(Kaiser Permanente), Series A, 5%, 4/01/31	3,500	3,402,175
(Kaiser Permanente), Series A, 4.75%, 4/01/33	5,000	4,583,050

California Statewide Communities Development
Authority, Water Revenue Bonds (Pooled Financing
Program), Series C, 5.25%, 10/01/28 (b)	2,380	2,468,393

Chino Basin, California, Regional Financing Authority,
Revenue Refunding Bonds (Inland Empire Utility
Agency), Series A, 5%, 11/01/33 (a)	2,015	2,053,164

Contra Costa County, California, Public Financing
Authority, Lease Revenue Refunding Bonds (Various
Capital Facilities), Series A, 5.30%, 8/01/20 (f)	2,705	2,743,736

Cucamonga, California, County Water District, COP,
5.125%, 9/01/35 (h)	3,750	3,759,113

El Monte, California, Unified School District, GO
(Election of 2002), Series C, 5.25%, 6/01/32 (b)	10,120	10,712,728

Etiwanda School District, California, Public Financing
Authority, Local Agency Revenue Refunding Bonds,
5%, 9/15/32 (i)	2,200	2,251,766

Fontana Unified School District, California, GO,
Series A, 5.25%, 8/01/28 (b)	7,000	7,302,260

Fremont, California, Unified School District,
Alameda County, GO (Election of 2002), Series B,
5%, 8/01/30 (b)	4,000	4,102,400

Grant Joint Union High School District, California, GO
(Election of 2006), 5%, 8/01/29 (b)	9,390	9,622,215

La Quinta, California, Financing Authority,
Local Agency Revenue Bonds, Series A,
5.125%, 9/01/34 (a)	6,020	6,074,662

Long Beach, California, Harbor Revenue Bonds, AMT,
Series A, 5.25%, 5/15/23 (h)	5,195	5,211,728

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued)

BlackRock MuniYield California Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

Los Angeles, California, COP (Sonnenblick Del Rio
West Los Angeles), 6.20%, 11/01/31 (a)	$ 2,000	$ 2,120,940

Los Angeles, California, Community College District,
GO (Election of 2003), Series E, 5%, 8/01/31 (b)	10,000	10,278,300

Los Angeles, California, Wastewater System Revenue
Bonds, Series A, 5%, 6/01/08 (g)(h)	7,000	7,087,430

Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Sub-Series A, 5%, 6/01/27 (f)	4,500	4,552,155

Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue
Refunding Bonds, Proposition A, First Tier
Senior-Series A, 5%, 7/01/27 (a)	3,780	3,892,153

Los Angeles County, California, Public Works
Financing Authority, Lease Revenue Bonds
(Multiple Capital Facilities Project VI), Series A,
5.625%, 5/01/10 (a)(g)	5,000	5,319,550

Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds
(Capital Projects — District Number 14),
Sub-Series B, 5%, 10/01/30 (h)	2,550	2,516,060

Marin, California, Community College District, GO
(Election of 2004), Series A, 5%, 8/01/28 (f)	5,885	6,042,953

Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A:
5%, 7/01/30 (b)	1,000	1,027,820
5%, 7/01/32	1,240	1,281,379

Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, Series B,
5%, 7/01/35	2,625	2,697,476

Morgan Hill, California, Unified School District, GO,
5%, 8/01/26 (c)(h)(j)	7,570	3,100,899

Mount Diablo, California, Unified School District, GO
(Election of 2002), 5%, 6/01/28 (f)	2,000	2,035,720

Murrieta Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Bonds, Series A, 5.125%, 9/01/26 (i)	6,675	6,952,480

Oakland, California, Alameda County Unified School
District, GO (f):
(Election of 2000), 5%, 8/01/27 (c)	6,240	6,250,795
Series F, 5.50%, 8/01/10 (g)	7,060	7,539,445

Orange County, California, Sanitation District, COP,
5%, 2/01/33 (h)	5,250	5,302,710

Oxnard, California, Financing Authority, Wastewater
Revenue Bonds (Redwood Trunk Sewer and
Headworks Projects), Series A, 5.25%, 6/01/34 (h)	3,000	3,040,380

Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center
Project), Series A, 5.50%, 11/01/35 (f)	1,000	1,041,310

	Par
Municipal Bonds	(000)	Value

California (continued)

Palomar Pomerado Health Care District, California, GO
(Election of 2004), Series A, 5.125%, 8/01/37 (f)	$ 18,500	$ 19,041,125

Peralta, California, Community College District, GO
(Election of 2000), Series D, 5%, 8/01/30 (b)	2,000	2,051,200

Pleasant Valley, California, School District, Ventura
County, GO, Series C, 5.75%, 8/01/25 (c)(f)	1,750	1,794,800

Port of Oakland, California, Revenue Refunding Bonds,
AMT, Series L, 5.375%, 11/01/27 (f)	11,615	11,663,318

Rancho Cucamonga, California, Redevelopment
Agency, Tax Allocation Refunding Bonds (Rancho
Redevelopment Project), 5.25%, 9/01/20 (b)	4,315	4,454,288

Richmond, California, Redevelopment Agency, Tax
Allocation Refunding Bonds (Harbour Redevelopment
Project), Series A, 5.50%, 7/01/18 (f)	2,345	2,399,146

Sacramento, California, Municipal Utility District,
Electric Revenue Refunding Bonds, Series L,
5.125%, 7/01/22 (f)	5,000	5,037,150

Sacramento, California, Municipal Utility District,
Financing Authority Revenue Bonds (Consumers
Project), 5.125%, 7/01/29 (f)	18,500	18,251,730

Sacramento County, California, Airport System Revenue
Bonds, AMT, Senior Series B, 5.25%, 7/01/33	1,750	1,735,370

Sacramento County, California, Sanitation District
Financing Authority, Revenue Refunding Bonds:
(County Sanitation District Number 1),
5%, 8/01/35 (f)	5,375	5,472,771
Series A, 5.60%, 12/01/17	3,455	3,463,845

Salinas Valley, California, Solid Waste
Authority, Revenue Refunding Bonds, AMT,
5.125%, 8/01/22 (a)	2,110	2,100,336

San Bernardino, California, City Unified
School District, GO, Refunding, Series A,
5.875%, 8/01/09 (g)(h)	8,000	8,444,320

San Bernardino, California, Joint Powers Financing
Authority, Lease Revenue Bonds (Department of
Transportation Lease), Series A, 5.50%, 12/01/20 (f)	3,000	3,005,280

San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A, 5%, 5/01/31 (h)	5,010	5,101,783

San Jose, California, Airport Revenue Bonds,
Series D, 5%, 3/01/28 (f)	4,615	4,637,890

San Jose, California, Unified School District, Santa
Clara County, GO (Election of 2002), Series B,
5%, 8/01/29 (h)	1,855	1,895,606

San Jose-Evergreen, California, Community College
District, Capital Appreciation, GO (Election of
2004), Refunding, Series A, 5.12%, 9/01/23 (f)(j)	10,005	4,600,999

San Juan, California, Unified School District, GO
(Election of 2002), 5%, 8/01/28 (f)	5,000	5,068,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

15

Schedule of Investments (continued) BlackRock MuniYield California Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (concluded)

Santa Clara, California, Unified School District, GO,
5.50%, 7/01/21 (h)	$ 2,020	$ 2,121,020

Santa Clarita, California, Community College
District, GO (Election 2001), 5%, 8/01/28 (b)	2,170	2,236,359

Santa Clara County, California, Housing Authority,
M/F Housing Revenue Bonds (John Burns
Gardens Apartments Project), AMT, Series A,
6%, 8/01/41	3,500	3,563,175

Santa Monica, California, Redevelopment Agency,
Tax Allocation Bonds (Earthquake Recovery
Redevelopment Project), 6%, 7/01/09 (a)(g)	4,000	4,217,200

Sequoia, California, Unified High School District,
GO, Refunding, 5%, 7/01/28 (b)	2,500	2,584,500

Shasta-Tehama-Trinity Joint Community College
District, California, GO (Election of 2002),
Series B, 5.25%, 8/01/24 (b)	1,675	1,784,461

Sonoma County, California, Junior College District,
GO (Election 2002), Refunding, Series B,
5%, 8/01/28 (b)	6,875	7,085,238

South Bayside, California, Waste Management
Authority, Waste System Revenue Bonds,
5.75%, 3/01/20 (a)	2,265	2,350,708

Southern California HFA, S/F Mortgage Revenue
Bonds, AMT, Series A, 5.80%, 12/01/49 (d)(e)	3,000	2,997,960

Stockton, California, Public Financing Authority,
Water Revenue Bonds (Water System
Capital Improvement Projects), Series A,
5%, 10/01/31 (f)	1,600	1,615,728

Taft, California, Public Financing Authority, Lease
Revenue Bonds (Community Correctional Facility),
Series A, 6.05%, 1/01/17 (f)	3,235	3,475,361

Torrance, California, Hospital Revenue Refunding
Bonds (Torrance Memorial Medical Center),
Series A, 6%, 6/01/22	1,310	1,390,762

Vacaville, California, Unified School District, GO
(Election of 2001), 5%, 8/01/30 (f)	4,745	4,819,639

Ventura, California, Unified School District, GO
(Election of 1997), Series H, 5.125%, 8/01/34 (b)	1,000	1,024,350

		397,461,102

Puerto Rico — 0.3%

Puerto Rico Commonwealth, Public Improvement, GO,
Series A, 5.25%, 7/01/30	875	853,668

	Par
Municipal Bonds	(000)	Value

U.S. Virgin Islands — 1.0%

Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker Project),
AMT, 6.50%, 7/01/21	$ 3,000	$ 3,077,130

Total Municipal Bonds
(Cost — $401,172,305) — 133.4%		401,391,900

Municipal Bonds Transferred to
Tender Option Bond Trusts (k)

California — 24.0%

Anaheim, California, Public Financing Authority,
Electric System District Facilities Revenue Bonds,
Series A, 5%, 10/01/31 (b)	9,000	9,124,200

Contra Costa County, California, Community College
District, GO (Election of 2002), 5%, 8/01/30 (b)	10,210	10,440,133

Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/37	20,000	20,576,600

San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds,
Series A:
5%, 7/01/30 (f)	6,000	6,130,080
5%, 7/01/34	5,430	5,534,473

University of California, Limited Project Revenue
Bonds, Series B, 5%, 5/15/33 (b)	8,490	8,662,687

University of California Revenue Bonds, Series L,
5%, 5/15/40	11,600	11,870,860

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $72,342,992) — 24.0%		72,339,033

Short-Term Securities	Shares

CMA California Municipal Money Fund, 2.08% (l)(m) 23,493,715		23,493,715

Total Short-Term Securities
(Cost — $23,493,715) — 7.8%		23,493,715

Total Investments (Cost — $497,009,012*) — 165.2%		497,224,648
Other Assets Less Liabilities — 4.8%		14,330,323
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.8%)		(35,523,967)
Preferred Stock, at Redemption Value — (58.2%)		(175,150,164)

Net Assets Applicable to Common Stock — 100.0%		$300,880,840

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield California Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of April
30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 461,533,569

Gross unrealized appreciation	$ 7,613,874
Gross unrealized depreciation	(7,287,795)

Net unrealized appreciation	$ 326,079

(a) AMBAC Insured.
(b) FSA Insured.
(c) Security is collateralized by municipal or U.S. Treasury obligations.
(d) FNMA/GNMA Collateralized.
(e) FHLMC Collateralized.
(f) MBIA Insured.
(g) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h) FGIC Insured.
(i) Assured Guaranty Insured.
(j) Represents a zero coupon bond. Rate shown is the effective yield at time of purchase.
(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(l) Represents the current yield as of report date.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA California Municipal Money Fund	15,648,903	$254,774

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

17

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield California Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 138.3%

ABAG Finance Authority for Nonprofit Corporations,
California, COP (Children’s Hospital Medical
Center), 6%, 12/01/09 (a)(b)	$ 7,000	$ 7,471,100

Alameda, California, GO, 5%, 8/01/33 (c)	2,350	2,388,916

Alameda County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds, 5%, 12/01/34 (d)	2,950	3,022,600

Alhambra, California, Unified School District, GO
(Election of 2004), Series A, 5%, 8/01/29 (e)	5,665	5,698,820

Anaheim, California, Public Financing Authority,
Electric System Distribution Facilities Revenue
Bonds, Series A, 5%, 10/01/31 (d)	3,580	3,629,404

Anaheim, California, Union High School District, GO
(Election of 2002), 5%, 8/01/27 (c)	2,400	2,434,104

Bay Area Government Association, California, Tax
Allocation Revenue Refunding Bonds (California
Redevelopment Agency Pool), Series A,
6%, 12/15/24 (d)	255	255,765

Brentwood, California, Infrastructure Refinancing
Authority, Infrastructure Revenue Refunding Bonds,
Series A, 5.20%, 9/02/29 (d)	3,980	4,083,440

California Community College Financing Authority,
Lease Revenue Bonds, Series A (a)(c):
5.95%, 12/01/09	3,215	3,459,887
6%, 12/01/09	1,100	1,184,645

California Educational Facilities Authority Revenue
Bonds (University of San Diego), Series A,
5.50%, 10/01/32	5,000	5,190,050

California Educational Facilities Authority, Student
Loan Revenue Bonds (CalEdge Loan Program),
AMT, 5.55%, 4/01/28 (b)	8,035	8,064,970

California Health Facilities Financing Authority
Revenue Bonds (Kaiser Permanente), Series A,
5.50%, 6/01/22 (d)(f)	2,750	2,809,675

California Rural Home Mortgage Finance Authority,
S/F Mortgage Revenue Bonds (Mortgage-Backed
Securities Program), AMT (g):
Series A, 6.35%, 12/01/29 (h)	265	272,513
Series B, 6.25%, 12/01/31	120	123,281

California State Department of Veteran Affairs, Home
Purchase Revenue Refunding Bonds, Series A,
5.35%, 12/01/27 (b)	12,680	13,176,295

California State, GO, 6.25%, 10/01/19 (c)	860	870,621

California State, GO, Refunding, 5.25%, 2/01/29	3,000	3,064,320

California State, GO, Refunding, Veterans, AMT,
Series B, 5.70%, 12/01/32 (b)	19,865	19,923,403

California State Public Works Board, Lease Revenue
Bonds (Department of Corrections-Ten
Administrative Segregation Housing Units),
Series A, 5.25%, 3/01/20 (b)	4,530	4,722,706

	Par
Municipal Bonds	(000)	Value

California (continued)

California State University, Systemwide Revenue
Bonds, Series A, 5%, 11/01/39 (d)	$ 4,850	$ 4,981,435

California State University, Systemwide Revenue
Refunding Bonds, Series A, 5.125%, 11/01/26 (b)	2,720	2,756,502

California State, Various Purpose, GO,
5.50%, 11/01/33	5,950	6,137,722

California Statewide Communities Development
Authority, COP (Kaiser Permanente),
5.30%, 12/01/15 (d)(f)	4,100	4,311,273

California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6%, 10/01/23	3,685	3,866,670

California Statewide Communities Development
Authority Revenue Bonds (Sutter Health), Series D,
5.05%, 8/15/38 (d)	7,925	7,981,347

California Statewide Communities Development
Authority, Revenue Refunding Bonds (Kaiser
Permanente), Series A, 5%, 4/01/31	2,650	2,575,932

Capistrano, California, Unified School District,
Community Facility District, Special Tax Refunding
Bonds, 5%, 9/01/29 (e)	7,000	6,882,330

Chabot-Las Positas, California, Community College
District, GO (Election of 2004), Series B,
5.17%, 8/01/26 (b)(i)	6,705	2,566,942

Chaffey, California, Union High School District, GO,
Series C, 5.375%, 5/01/23 (d)	6,000	6,404,040

Chino Valley, California, Unified School District, GO
(Election of 2002), Series C, 5.25%, 8/01/30 (c)	3,000	3,094,620

Chula Vista, California, Elementary School District,
COP, 5%, 9/01/29 (c)	3,910	3,924,467

Coachella Valley, California, Unified School District,
COP, 5%, 9/01/36 (b)	10,000	9,820,900

Coachella Valley, California, Unified School District,
GO (Election of 2005), Series A, 5%, 8/01/25 (e)	3,275	3,296,517

Contra Costa, California, Water District, Water
Revenue Refunding Bonds:
Series L, 5%, 10/01/32 (d)	4,135	4,192,063
Series O, 5%, 10/01/24 (b)	1,735	1,819,963

Corona, California, COP (Clearwater Cogeneration
Project), 5%, 9/01/28 (c)	6,000	6,007,920

Desert, California, Community College District, GO,
CABS, Series C, 5.45%, 8/01/30 (d)	8,855	2,613,288

Desert, California, Community College District, GO,
Series C, 5%, 8/01/37 (d)(i)	6,000	6,156,000

East Bay, California, Municipal Utility District,
Wasterwater System Revenue Refunding Bonds,
Sub-Series A (b):
5%, 6/01/33	4,000	4,093,680
5%, 6/01/37	1,485	1,515,368

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield California Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

El Centro, California, Financing Authority, Water
Revenue Bonds, Series A, 5.25%, 10/01/35 (d)	$ 1,100	$ 1,145,507

Fremont, California, Unified School District, Alameda
County, GO:
(Election of 2002), Series B, 5%, 8/01/30 (d)	6,000	6,153,600
Series A, 5.50%, 8/01/26 (e)	10,755	11,274,251

Fresno, California, Joint Powers Financing
Authority, Lease Revenue Bonds, Series A,
5.75%, 6/01/26 (d)	4,295	4,526,329

Fullerton, California, Public Financing Authority, Tax
Allocation Revenue Bonds, 5%, 9/01/27 (b)	6,930	6,984,539

Glendale, California, Electric Revenue Bonds,
5%, 2/01/32 (c)	4,390	4,426,613

Glendora, California, Unified School District, GO
(Election of 2005), Series A (c):
5%, 8/01/27	1,350	1,378,269
5.25%, 8/01/30	2,700	2,794,797

Hanford, California, Joint Unified High School
District, GO (Election of 2004), Series A,
4.75%, 8/01/29 (d)	5,710	5,746,201

Hemet, California, Unified School District, GO,
Series B, 5.125%, 8/01/37 (j)	4,500	4,664,970

Hollister, California, Joint Powers Finance Authority,
Wastewater Revenue Refunding Bonds (Refining
and Improvement Project), Series 1 (d):
5%, 6/01/32	5,000	5,130,200
5%, 6/01/37	6,000	6,131,820

Imperial, California, Community College District, GO
(Election of 2004), 5%, 8/01/29 (e)	3,090	3,081,750

La Quinta, California, Financing Authority,
Local Agency Revenue Bonds, Series A,
5.25%, 9/01/24 (b)	2,500	2,593,850

Lodi, California, Unified School District, GO (Election
of 2002), 5%, 8/01/29 (d)	10,260	10,453,606

Los Angeles, California, Community College District,
GO (Election of 2003), Series E, 5%, 8/01/31 (d)	7,500	7,708,725

Los Angeles, California, Community Redevelopment
Agency, Community Redevelopment Financing
Authority Revenue Bonds (Bunker Hill Project),
Series A, 5%, 12/01/27 (d)	10,000	10,264,700

Los Angeles, California, Department of Airports,
Airport Revenue Bonds (Los Angeles International
Airport), AMT, Series D, 5.625%, 5/15/12 (e)	290	290,284

Los Angeles, California, Unified School District, GO
(Election of 2004) (e):
Series C, 5%, 7/01/27	2,880	2,944,195
Series F, 4.75%, 7/01/27	5,365	5,411,676
Series F, 5%, 7/01/30	5,000	5,103,850

	Par
Municipal Bonds	(000)	Value

California (continued)

Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue
Refunding Bonds, Proposition A, First Tier
Senior-Series A (b):
5%, 7/01/27	$ 5,240	$ 5,395,471
5%, 7/01/35	6,500	6,617,130

Los Angeles County, California, Public Works
Financing Authority, Lease Revenue Refunding
Bonds (Master Refunding Project), Series A,
5%, 12/01/28 (c)	6,000	6,010,980

Los Angeles, California, Unified School District, GO,
Series E, 5%, 7/01/30 (b)	7,000	7,143,220

Los Angeles, California, Water and Power Revenue
Bonds (Power System), Sub-Series A-1:
5%, 7/01/31 (d)	5,000	5,123,700
5%, 7/01/37 (b)	5,000	5,102,900

Los Angeles, California, Water and Power Revenue
Refunding Bonds (Power System), Series A-A-2,
5.375%, 7/01/21 (c)	3,165	3,310,432

Los Rios, California, Community College District, GO
(Election of 2002), Series B, 5%, 8/01/27 (c)	3,000	3,049,680

Madera, California, Public Financing Authority, Water
and Wastewater Revenue Refunding Bonds,
5%, 3/01/36 (c)	2,010	2,024,110

Merced, California, Community College District,
GO (School Facilities District Number 1),
5%, 8/01/31 (c)	6,865	6,980,538

Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series B-1,
5%, 10/01/33 (e)	5,370	5,458,927

Murrieta Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Bonds, Series A, 5.125%, 9/01/26 (j)	8,000	8,332,560

Napa, California, Water Revenue Bonds,
5%, 5/01/35 (b)	9,070	9,267,817

Natomas Unified School District, California, GO
(Election of 2006), 5%, 8/01/28 (e)	6,015	6,058,188

Nevada County, California, COP, Refunding,
5.25%, 10/01/19 (c)	4,245	4,429,403

Oakland, California, Sewer Revenue Bonds, Series A,
5%, 6/15/29 (d)	4,270	4,373,804

Orange County, California, Public Financing Authority,
Lease Revenue Refunding Bonds (Juvenile Justice
Center Facility), 5.375%, 6/01/18 (b)	6,360	6,728,626

Oxnard, California, Financing Authority, Wastewater
Revenue Bonds (Redwood Trunk Sewer and
Headworks Projects), Series A, 5.25%, 6/01/34 (e)	10,000	10,134,600

Oxnard, California, Unified High School District, GO,
Refunding, Series A, 6.20%, 8/01/30 (c)	9,645	10,129,468

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

19

Schedule of Investments (continued) BlackRock MuniYield California Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)

Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center
Project), Series A, 5.50%, 11/01/35 (c)	$ 1,275	$ 1,327,670

Palmdale, California, Water District Public Facility
Corporation, COP, 5%, 10/01/29 (e)	4,640	4,615,640

Palomar Pomerado Health Care District,
California, GO (Election of 2004), Series A,
5.125%, 8/01/37 (c)	9,300	9,572,025

Peralta, California, Community College District, GO
(Election of 2007), Series B, 5%, 8/01/37 (d)	6,695	6,869,070

Placentia-Yorba Linda, California, Unified School
District, COP, 5%, 10/01/30 (e)	5,000	4,979,750

Port of Oakland, California, Revenue Bonds, AMT,
Series K (e):
5.75%, 11/01/12	5,450	5,581,399
5.75%, 11/01/13	5,920	6,047,931
5.75%, 11/01/14	2,150	2,191,431
5.75%, 11/01/16	3,735	3,788,896
5.875%, 11/01/17	2,745	2,783,567
5.75%, 11/01/29	7,500	7,540,725

Port of Oakland, California, Revenue Refunding
Bonds, AMT, Series L, 5.375%, 11/01/27 (c)(e)	19,040	19,119,206

Poway, California, Unified School District, School
Facilities Improvement, GO (Election of 2002),
Series 1-B, 5%, 8/01/30 (d)	10,000	10,285,200

Rancho, California, Water District Financing
Authority, Revenue Refunding Bonds, Series A,
5%, 8/01/34 (d)	9,285	9,569,121

Riverside, California, COP, 5%, 9/01/28 (b)	3,000	3,015,150

Riverside, California, Unified School District, GO
(Election of 2001):
Series A, 5.25%, 2/01/23 (e)	6,000	6,268,500
Series B, 5%, 8/01/30 (c)	7,515	7,646,663

Riverside County, California, Asset Leasing
Corporation, Leasehold Revenue Refunding Bonds
(Riverside County Hospital Project), Series B,
5.70%, 6/01/16 (c)	4,500	4,914,585

Sacramento, California, City Financing Authority,
Capital Improvement Revenue Bonds (Community
Rein Capital Program), Series A, 5%, 12/01/36 (b)	3,000	3,058,620

Sacramento, California, City Financing Authority, Tax
Allocation Revenue Bonds (Merged Downtown and
Oak Park Projects), Series A, 5.03%, 12/01/32 (e)(i)	6,590	1,504,102

Sacramento, California, Municipal Utility District
Financing Authority Revenue Bonds (Consumers
Project), 5%, 7/01/21 (c)	4,500	4,546,305

Sacramento County, California, Airport System
Revenue Bonds, AMT, Senior Series B,
5.25%, 7/01/33 (d)	2,775	2,751,801

	Par
Municipal Bonds	(000)	Value

California (continued)

Saddleback Valley, California, Unified School District,
GO, 5%, 8/01/29 (d)	$ 2,565	$ 2,628,432

San Bernardino, California, City Unified School
District, GO, Series A, 5%, 8/01/28 (d)	5,000	5,134,600

San Bernardino County, California, S/F Home
Mortgage Revenue Refunding Bonds, AMT,
Series A-1, 6.25%, 12/01/31 (g)	235	241,408

San Diego, California, Redevelopment Agency,
Subordinate Tax Allocation Bonds (Centre City
Redevelopment Project), Series A (b):
5.25%, 9/01/24	2,720	2,789,931
5.25%, 9/01/25	2,860	2,921,747

San Diego, California, Unified Port District,
Revenue Refunding Bonds, AMT, Series A,
5.25%, 9/01/19 (c)	5,400	5,450,004

San Diego County, California, (Salk Institute
for Bio Studies), COP (c):
5.75%, 7/01/22	3,570	3,785,414
5.75%, 7/01/31	5,200	5,493,592

San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A (d):
5%, 5/01/30	7,350	7,489,062
5%, 5/01/31	10,000	10,183,200

San Francisco, California, City and County Airport
Commission, International Airport Revenue
Refunding Bonds, AMT, Second Series,
Issue 34E (d):
5.75%, 5/01/24	5,000	5,232,250
5.75%, 5/01/25	3,500	3,654,210

San Francisco, California, City and County Airport
Commission, International Airport, Special Facilities
Lease Revenue Bonds (SFO Fuel Company LLC),
AMT, Series A (a):
6.10%, 1/01/20	1,000	1,021,650
6.125%, 1/01/27	985	1,006,345

San Francisco, California, Community College
District, GO, Refunding, Series A (e):
5.375%, 6/15/19	1,735	1,831,015
5.375%, 6/15/20	1,730	1,825,738
5.375%, 6/15/21	1,925	2,031,530

San Jose, California, Airport Revenue Bonds,
Series D, 5%, 3/01/28 (c)	4,135	4,155,510

San Jose, California, Financing Authority, Lease
Revenue Refunding Bonds, DRIVERS, VRDN,
Series 1280Z, 7.049%, 12/01/10 (b)(k)	1,632	1,672,406

San Jose, California, GO (Libraries, Parks and Public
Safety Projects), 5%, 9/01/27 (c)	7,910	8,102,846

San Jose, California, Redevelopment Agency, Tax
Allocation Bonds (Housing Set-Aside Merged Area),
AMT, Series E, 5.85%, 8/01/27 (c)	7,300	7,346,793

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield California Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (concluded)

San Juan, California, Unified School District, GO
(Election of 2002), 5%, 8/01/28 (c)	$ 4,250	$ 4,308,437

San Mateo County, California, Transit District,
Sales Tax Revenue Refunding Bonds, Series A,
5%, 6/01/29 (c)	4,350	4,454,052

San Ysidro, California, School District, Capital
Appreciation, GO (Election of 1997), Series E,
5.22%, 8/01/30 (d)	4,825	1,506,462

Santa Clara, California, Subordinated Electric
Revenue Bonds, Series A, 5%, 7/01/28 (c)	5,500	5,549,445

Santa Rosa, California, High School District, GO:
(Election of 2002), 5%, 8/01/28 (c)	2,500	2,523,950
5.375%, 8/01/26 (d)	3,000	3,162,120

South Tahoe, California, Joint Powers Financing
Authority, Revenue Refunding Bonds (South Tahoe
Redevelopment Project Area Number 1), Series A,
5%, 10/01/29 (d)	1,645	1,679,315

Stockton, California, Public Financing Authority,
Water Revenue Bonds (Water System Capital
Improvement Projects), Series A, 5%, 10/01/31 (c)	2,600	2,625,558

Tehachapi, California, COP, Refunding (Installment
Sale), 5.75%, 11/01/16 (d)	1,500	1,638,135

Turlock, California, Public Finance Authority, Sewer
Revenue Bonds, Series A, 5%, 9/15/33 (e)	3,000	2,978,490

Vallecitos Water District and Wastewater
Enterprise, California, COP, Refunding, Series A,
5%, 7/01/27 (d)	2,000	2,078,900

Ventura County, California, Community College
District, GO, Refunding, Series A, 5%, 8/01/27 (c)	3,395	3,470,199

Vista, California, COP (Community Projects),
5%, 5/01/37 (c)	6,750	6,793,740

Vista, California, Unified School District, GO,
Series B, 5%, 8/01/28 (e)	2,550	2,552,142

Walnut, California, Public Financing Authority, Tax
Allocation Revenue Bonds (Walnut Improvement
Project), 5.375%, 9/01/21 (b)	2,185	2,289,203

West Contra Costa, California, Unified School
District, GO (Election of 2002), Series B,
5%, 8/01/32 (d)	6,690	6,794,431

		677,106,399

	Par
Municipal Bonds	(000)	Value

Puerto Rico —3.7%

Puerto Rico Electric Power Authority, Power Revenue
Refunding Bonds, Series UU, 5%, 7/01/24 (d)	$ 7,000	$ 7,238,910

Puerto Rico Municipal Finance Agency, GO, RIB,
Series 225, 8.78%, 8/01/12 (d)(k)	10,000	10,841,000

		18,079,910

Total Municipal Bonds
(Cost — $691,911,726) — 142.0%		695,186,309

Municipal Bonds Transferred to
Tender Option Bond Trusts (l)

California — 21.2%

East Bay Municipal Utility District, California,
Water System Revenue Bonds, Sub-Series A,
5%, 6/1/35 (a)	10,000	10,184,700

Long Beach, California, Harbor Revenue Bonds, AMT,
Series A, 5.375%, 5/15/24	15,150	15,322,104

Los Angeles, California, Department of Water and
Power, Power System Revenue Refunding Bonds,
Series A, Sub-Series A-2, 5%, 7/1/27 (a)	16,000	16,349,600

Metropolitan Water District, Southern Califonia
Waterworks Revenue Bonds, Series A, 5%, 7/1/37	15,000	15,432,450

San Francisco California Bay Area Rapid Transit District
Sales Tax Revenue Refunding Bonds, Series A (a):
5%, 7/1/30	19,630	20,055,578
5%, 7/1/34	10,500	10,702,020

San Jose, California, Financing Authority, Lease
Revenue Refunding Bonds (Civic Center Project),
Series B, 5%, 6/1/32 (e)	8,137	8,238,187

University of California Revenue Bonds, Series L,
5%, 5/15/40	7,400	7,572,790

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $104,825,966) — 21.2%		103,857,429

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

21

Schedule of Investments (concluded) BlackRock MuniYield California Insured Fund, Inc.

(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund,
2.08% (m)(n)	16,433,157	$ 16,433,157

Total Short-Term Securities
(Cost — $16,433,157) — 3.4%		16,433,157

Total Investments (Cost — $813,170,849*) — 166.6%		815,476,895
Other Assets Less Liabilities — 0.1%		439,010
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (10.5%)		(51,292,808)
Preferred Stock, at Redemption Value — (56.2*%)		(275,196,564)

Net Assets Applicable to Common Stock — 100.0%		$489,426,533

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 761,822,332

Gross unrealized appreciation	$ 10,528,976
Gross unrealized depreciation	(7,769,778)

Net unrealized appreciation	$ 2,759,018

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) AMBAC Insured.
(c) MBIA Insured.
(d) FSA Insured.
(e) FGIC Insured.
(f) Security is collateralized by municipal or U.S. Treasury obligations.
(g) FNMA/GNMA Collateralized.
(h) FHLMC Collateralized.
(i) Represents a zero coupon bond. Rate shown is the effective yield at time of purchase.
(j) Assured Guaranty Insured.
(k) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(m) Represents the current yield as of report date.
(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA California Municipal Money Fund	16,384,107	$193,663

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Florida Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida — 133.0%

Alachua County, Florida, School Board, COP,
5.25%, 7/01/29 (a)	$ 2,100	$ 2,118,543

Arbor Greene Community Development District,
Florida, Special Assessment Revenue Refunding
Bonds, 5%, 5/01/19	1,410	1,388,906

Beacon Tradeport Community Development District,
Florida, Special Assessment Revenue Refunding
Bonds (Commercial Project), Series A,
5.625%, 5/01/32 (b)	2,000	2,004,540

Brevard County, Florida, Health Facilities Authority,
Healthcare Facilities Revenue Bonds (Health
First Inc. Project), 5%, 4/01/36	3,000	2,795,160

Broward County, Florida, Airport System Revenue
Bonds, AMT, Series I, 5.75%, 10/01/18 (a)	2,870	2,947,404

Broward County, Florida, Educational Facilities
Authority Revenue Bonds (Nova Southeastern
University):
5%, 4/01/31 (c)	2,750	2,794,825
Series B, 5.625%, 4/01/34	1,000	974,010

Broward County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series E,
5.90%, 10/01/39 (d)(e)	1,470	1,490,506

Citrus County, Florida, Hospital Board Revenue
Refunding Bonds (Citrus Memorial Hospital):
6.25%, 8/15/23	2,240	2,330,586
6.375%, 8/15/32	2,850	2,928,660

Collier County, Florida, IDA, IDR, Refunding (Southern
States Utilities), AMT, 6.50%, 10/01/25	460	460,051

Duval County, Florida, HFA, S/F Mortgage Revenue
Refunding Bonds, AMT (e):
5.40%, 10/01/21	645	650,379
5.85%, 10/01/27 (f)	1,430	1,482,023

Escambia County, Florida, Environmental Improvement
Revenue Refunding Bonds (International Paper
Company Projects), AMT, Series A, 5%, 8/01/26	4,000	3,300,480

Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Bonds, AMT, Series 1,
6%, 7/01/39	840	850,542

Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Refunding Bonds, AMT, Series 4,
6.25%, 7/01/22 (g)	415	433,791

Florida Municipal Loan Council Revenue Bonds (f):
Series A-1, 5.125%, 7/01/34	1,580	1,601,567
Series B, 5.375%, 11/01/30	4,250	4,342,267

Florida State Board of Education, GO (Public
Education Capital Outlay), Series J, 5%, 6/01/31	2,500	2,540,525

Florida State Governmental Utility Authority,
Utility Revenue Bonds (Lehigh Utility System),
5.125%, 10/01/33 (a)	1,000	1,010,320

Fort Myers, Florida, Utility System Revenue Refunding
Bonds, 5%, 10/01/31 (f)	2,750	2,780,030

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Halifax Hospital Medical Center, Florida, Hospital
Revenue Refunding and Improvement Bonds,
Series A, 5.25%, 6/01/26	$ 4,500	$ 4,386,960

Highlands County, Florida, Health Facilities
Authority, Hospital Revenue Bonds (Adventist
Health System):
Series C, 5.25%, 11/15/36	2,000	1,950,840
Series F, ARS, VRDN, 4.25%, 11/15/35 (g)(h)	2,675	2,675,000

Hillsborough County, Florida, Aviation Authority
Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (c)	3,930	3,957,706

Hillsborough County, Florida, Court Facilities
Revenue Bonds, 5.40%, 11/01/12 (a)(i)	1,055	1,163,707

Hillsborough County, Florida, IDA, Exempt Facilities
Revenue Bonds (National Gypsum Company), AMT:
Series A, 7.125%, 4/01/30	2,500	2,423,150
Series B, 7.125%, 4/01/30	3,750	3,634,725

Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (H. Lee Moffitt Cancer Center Project):
Series A, 5.25%, 7/01/37	4,575	4,383,811
Series C, 5.50%, 7/01/32	1,000	1,000,650

Hillsborough County, Florida, IDA, PCR, Refunding
(Tampa Electric Company Project), Series A,
5.65%, 5/15/18	1,450	1,460,556

Hillsborough County, Florida, School Board, COP,
5%, 7/01/29 (f)	1,500	1,512,120

Jacksonville Electric Authority, Florida, Saint John’s
River Power Park System Revenue Bonds, Issue
Three, Series 2, 5%, 10/01/37	2,100	2,129,862

Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue
Bonds (Mayo Clinic-Jacksonville), Series A,
5.50%, 11/15/36 (f)	1,000	1,035,690

Jacksonville, Florida, Economic Development
Commission, IDR (Metropolitan Parking Solutions
Project), AMT (j):
5.50%, 10/01/30	1,140	1,023,652
5.875%, 6/01/31	2,800	2,636,620

Jacksonville, Florida, Excise Taxes Revenue Bonds,
Series B, 5.125%, 10/01/32 (k)	1,500	1,505,820

Jacksonville, Florida, Guaranteed Entitlement
Revenue Refunding and Improvement Bonds,
5.25%, 10/01/32 (k)	2,315	2,349,493

Jacksonville, Florida, HFA, Homeowner Mortgage
Revenue Refunding Bonds, AMT, Series A-1,
5.625%, 10/01/39 (d)(e)	1,000	994,890

Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Baptist Medical Center
Project), 5%, 8/15/37 (g)	3,145	3,158,681

Jacksonville, Florida Port Authority Revenue Bond AMT,
6%, 11/01/2038	600	618,564

Jacksonville, Florida, Sales Tax Revenue Bonds,
5%, 10/01/27 (f)	2,700	2,761,587

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

23

Schedule of Investments (continued) BlackRock MuniYield Florida Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Lakeland, Florida, Hospital System Revenue Bonds
(Lakeland Regional Health System), Series A,
5.50%, 11/15/09 (f)(i)	$ 3,500	$ 3,695,615

Lee County, Florida, Capital Revenue Bonds,
5.25%, 10/01/23 (a)	1,375	1,427,717

Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT (e):
Series A-1, 7.125%, 3/01/28	30	30,496
Series A-2, 6%, 9/01/40 (d)	2,500	2,596,525

Lee County, Florida, IDA, Health Care Facilities,
Revenue Refunding Bonds (Shell Point/Alliance
Obligor Group), 5%, 11/15/32 (s)	1,380	1,160,359

Lee Memorial Health System, Florida, Hospital
Revenue Bonds, Series A, 5%, 4/01/32 (a)	3,000	3,004,140

Leon County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT, Series B,
7.30%, 1/01/28 (d)(l)	65	67,449

Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.90%, 9/01/40 (d)(e)	1,400	1,396,794

Manatee County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Sub-Series 1,
6.25%, 11/01/28 (l)	115	116,564

Martin County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Martin Memorial Medical
Center), Series A (i):
5.75%, 11/15/12	1,350	1,512,796
5.875%, 11/15/12	3,535	3,979,880

Miami Beach, Florida, Water and Sewer Revenue
Bonds, 5.75%, 9/01/25 (a)	3,000	3,140,400

Miami, Florida, Special Obligation Revenue Bonds
(Street and Sidewalk Improvement Program),
5%, 1/01/37 (f)	2,000	2,002,900

Miami-Dade County, Florida, Aviation Revenue Bonds,
AMT, Series A:
5%, 10/01/33 (g)	1,440	1,360,800
(Miami International Airport), 6%, 10/01/29 (k)	4,300	4,381,442

Miami-Dade County, Florida, Aviation Revenue
Bonds, DRIVERS, VRDN, AMT, Series A,
7.222%, 10/01/11 (g)(h)	10	9,026

Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds (University of Miami),
Series A, 5.75%, 4/01/10 (a)(i)	1,750	1,876,350

Miami-Dade County, Florida, Expressway Authority,
Toll System Revenue Bonds, Series B,
5%, 7/01/33 (k)	4,750	4,702,690

Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Bonds, AMT, Series A,
5.55%, 10/01/49 (d)(e)	1,800	1,780,920

Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Refunding Bonds, AMT,
Series A-1, 6.30%, 10/01/20 (e)	385	389,304

	Par
Municipal Bonds	(000)	Value

Florida (continued)

Miami-Dade County, Florida, School Board, COP:
Series A, 5.50%, 10/01/09 (g)(i)	$ 3,200	$ 3,344,896
Series B, 5%, 11/01/31 (a)	2,500	2,486,325

Miami-Dade County, Florida, Solid Waste System
Revenue Bonds, 5.25%, 10/01/30 (f)	2,800	2,842,840

Orange County, Florida, Educational Facilities Authority,
Educational Facilities Revenue Bonds (Rollins
College Project), 5.25%, 12/01/32 (a)	1,500	1,530,510

Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), 6%, 12/01/12 (i)	5,140	5,774,841

Orange County, Florida, School Board, COP, Series A,
5.25%, 8/01/09 (f)(i)	10,500	11,001,840

Orange County, Florida, Tourist Development, Tax
Revenue Refunding Bonds, 5%, 10/01/29 (a)	3,500	3,519,250

Orlando and Orange County, Florida, Expressway
Authority Revenue Bonds, Series B (a):
5%, 7/01/30	3,000	3,016,080
5%, 7/01/35	8,085	8,113,621

Orlando, Florida, Senior Tourist Development Tax
Revenue Bonds (6th Cent Contract Payments),
Series A, 5.25%, 11/01/38 (c)	2,000	2,066,480

Orlando, Florida, Utilities Commission, Water and
Electric Revenue Refunding Bonds, Series C:
5.25%, 10/01/12 (i)	860	941,752
5.25%, 10/01/23	140	147,833

Orlando-Orange County Expressway Authority, Florida,
Expressway Revenue Bonds, VRDN, Sub-Series D,
3.34%, 7/01/40 (a)(h)	3,280	3,280,000

Osceola County, Florida, Tourist Development Tax
Revenue Bonds, Series A, 5.50%, 10/01/27 (k)	1,760	1,821,794

Palm Beach County, Florida, Airport System Revenue
Bonds, AMT, Series A, 5%, 10/01/34 (f)	5,000	4,653,650

Palm Beach County, Florida, Criminal Justice Facilities
Revenue Bonds, 7.20%, 6/01/15 (k)	3,390	4,158,344

Palm Beach County, Florida, School Board, COP,
Series A:
6.25%, 8/01/10 (i)(k)	6,000	6,531,960
5%, 8/01/29 (f)(k)	1,000	1,005,250
5%, 8/01/31 (g)	2,200	2,232,516

Pinellas County, Florida, HFA, S/F Housing Revenue
Refunding Bonds (Multi-County Program), AMT,
Series A-1 (e):
6.30%, 9/01/20	270	273,578
6.35%, 9/01/25	405	410,455

Polk County, Florida, School Board COP, Master
Lease, Series A, 5.50%, 1/01/25 (g)	4,385	4,589,166

Port Everglades Authority, Florida, Port Revenue
Bonds, 7.125%, 11/01/16 (r)	1,105	1,276,618

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield Florida Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)

Port St. Lucie, Florida, Utility Revenue Bonds,
5.25%, 9/01/25 (f)	$ 1,215	$ 1,246,481

Saint Johns County, Florida, Ponte Vedra Utility
System Revenue Bonds, 5%, 10/01/35 (g)	1,000	1,016,070

Saint Johns County, Florida, Sales Tax Revenue
Bonds (a):
Series A, 5.25%, 10/01/32	2,400	2,452,968
Series A, 5.25%, 10/01/34	1,200	1,225,632
Series B, 5.25%, 10/01/32	1,015	1,037,401

Santa Rosa County, Florida, School Board, COP,
Refunding, Series 2 (k):
5.25%, 2/01/26	1,180	1,202,467
5.25%, 2/01/31	1,820	1,846,463

Seminole County, Florida, Water and Sewer Revenue
Bonds, 5%, 10/01/31	5,000	5,089,200

South Lake County, Florida, Hospital District Revenue
Bonds (South Lake Hospital Inc.):
5.80%, 10/01/34	1,000	1,008,460
6.375%, 10/01/34	1,150	1,166,974

Sumter County, Florida, Capital Improvement Revenue
Bonds (a):
5%, 6/01/26	2,190	2,220,441
5%, 6/01/30	3,500	3,527,650

Tampa Bay, Florida, Water Utility System Revenue
Bonds, 5.75%, 10/01/11 (i)(k)	5,000	5,477,650

University of Central Florida Athletics Association Inc.,
COP, Series A, 5.25%, 10/01/34 (k)	3,235	3,234,838

University of Central Florida, COP (UCF Convocation
Center), Series A, 5%, 10/01/35 (k)	4,400	4,078,448

Village Center Community Development District,
Florida, Recreational Revenue Bonds, Series A (f):
5.375%, 11/01/34	1,995	2,066,820
5.125%, 11/01/36	1,000	1,021,540

Village Center Community Development
District, Florida, Utility Revenue Bonds,
5.125%, 10/01/28 (f)	5,040	5,162,926

Volusia County, Florida, IDA, Student Housing Revenue
Bonds (Stetson University Project), Series A,
5%, 6/01/35 (n)	1,000	1,004,100

Volusia County, Florida, School Board, COP (Master
Lease Program), 5.50%, 8/01/24 (g)	5,000	5,233,800

		251,961,294

Georgia — 1.8%

Atlanta, Georgia, Airport Passenger Facility Charge
and Subordinate Lien General Revenue Refunding
Bonds, Series C, 5%, 1/01/33 (g)	3,270	3,316,565

	Par
Municipal Bonds	(000)	Value

New Jersey — 1.8%

New Jersey EDA, Cigarette Tax Revenue Bonds:
5.75%, 6/15/29	$ 1,735	$ 1,695,477
5.50%, 6/15/31	505	474,801

Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds,
7%, 6/01/13 (i)	1,000	1,174,710

		3,344,988

Puerto Rico — 4.7%

Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/44	4,200	4,388,160

Puerto Rico Commonwealth, Public Improvement, GO,
Series A, 5.25%, 7/01/26	1,000	991,830

Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series I,
5%, 7/01/36 (o)	2,000	1,876,480

Puerto Rico Public Finance Corporation,
Commonwealth Appropriation Revenue Bonds,
Series E, 5.70%, 2/01/10 (i)	1,715	1,800,613

		9,057,083

Total Municipal Bonds
(Cost — $263,772,262) — 141.3%		267,679,930

Municipal Bonds Transferred to
Tender Option Bond Trusts (p)

Florida — 19.2%

Miami-Dade County, Florida, Aviation Revenue Bonds,
Airport and Marina Imports, Series A,
5.0%, 10/01/33 (g)	2,435	2,278,330

Miami-Dade County, Florida, Expressway Authority, Toll
System Revenue Bonds, 6.375%, 7/1/10 (i)(k)	16,000	17,455,840

Miami-Dade County, Florida, Health Facilities Authority,
Hospital Revenue Refunding Bonds (Miami
Children’s Hospital), Series A, 5.625%, 8/15/17 (a)	6,595	7,234,649

South Broward, Florida, Hospital District, Hospital
Revenue Bonds, 5.625%, 5/1/32 (f)	8,500	9,415,535

Total Municipal Bonds Transferred to Tender
Option Bond Trusts (Cost — $34,828,768) — 19.2%		36,384,354

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

25

Schedule of Investments (concluded) BlackRock MuniYield Florida Fund

(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA Florida Municipal Money Fund, 2.01% (m)(q)	13,344,227	$ 13,344,227

Total Short-Term Securities
(Cost — $13,344,227) — 7.0%		13,344,227

Total Investments (Cost — $311,945,257*) — 167.5%		317,408,511
Liabilities in Excess of Other Assets — (0.5%)		(1,018,256)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (8.9%)		(16,919,670)
Preferred Shares, at Redemption Value — (58.1%)		(110,060,225)

Net Assets Applicable to Common Shares — 100.0%		$189,410,360

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 296,476,549

Gross unrealized appreciation	$ 8,871,833
Gross unrealized depreciation	(4,697,827)

Net unrealized appreciation	$ 4,174,006

(a) AMBAC Insured.
(b) Radian Insured.
(c) Assured Guaranty Insured.
(d) FHLMC Collateralized.
(e) FNMA/GNMA Collateralized.
(f) MBIA Insured.
(g) FSA Insured.
(h) Variable rate security. Rate shown is interest rate as of report date. Maturity shown is the final maturity date.
(i) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j) ACA Insured.
(k) FGIC Insured.
(l) GNMA Collateralized.
(m) Represents the current yield as of report date.
(n) CIFG Insured.
(o) Commonwealth Guaranteed.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	7,266,346	$67,138

(r) Security is collateralized by municipal or U.S. Treasury obligations.
(s) Illiquid security.

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield Michigan Insured Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan — 141.3%

Adrian, Michigan, City School District, GO,
5%, 5/01/14 (f)(i)	$ 2,400	$ 2,632,440

Anchor Bay, Michigan, School District, School Building
and Site, GO, Series II, 5.75%, 5/01/10 (c)(f)	3,165	3,370,472

Bay City, Michigan, School District, School Building
and Site, GO, 5%, 5/01/31 (i)	2,275	2,326,165

Bullock Creek, Michigan, School District, GO,
5.50%, 5/01/10 (b)(f)	2,150	2,279,129

Charlotte, Michigan, Public School District, GO,
5.375%, 5/01/09 (c)(f)	3,850	3,973,700

Delta County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (Mead Westvaco-Escanaba),
Series A, 6.25%, 4/15/12 (f)	2,420	2,708,948

Detroit, Michigan, City School District, GO (School
Building and Site Improvement) (c):
Series A, 5.0%, 5/01/13 (f)	2,000	2,177,740
Series A, 5.375%, 5/01/13 (f)	1,480	1,637,087
Series B, 5%, 5/01/28	1,900	1,929,374

Detroit, Michigan, City School District, GO, Series A,
5.50%, 5/01/12 (f)(i)	1,700	1,862,741

Detroit, Michigan, Water Supply System Revenue
Bonds:
Second Lien, Series B, 5%, 7/01/13 (b)(f)	1,780	1,942,105
Second Lien, Series B, 5%, 7/01/34 (b)	2,620	2,626,917
Senior Lien, Series A, 5%, 7/01/13 (b)(f)	1,250	1,363,838
Senior Lien, Series A, 5%, 7/01/25 (i)	3,460	3,591,342
Senior Lien, Series A, 5%, 7/01/34 (b)	4,600	4,612,144

Detroit, Michigan, Water Supply System, Revenue
Refunding Bonds, Second Lien, Series C,
5%, 7/01/29	6,475	6,644,904

Dickinson County, Michigan, Economic Development
Corporation, Environmental Improvement Revenue
Refunding Bonds (International Paper Company
Project), Series A, 5.75%, 6/01/16	2,500	2,536,125

Dickinson County, Michigan, Healthcare
System, Hospital Revenue Refunding Bonds,
5.80%, 11/01/24 (d)	2,170	2,161,797

East Grand Rapids, Michigan, Public School District,
GO, 6%, 5/01/09 (f)(i)	6,300	6,541,290

Eaton Rapids, Michigan, Public Schools, School
Building and Site, GO (i):
5%, 5/01/14 (f)	880	965,228
5%, 5/01/26	1,000	1,027,100
5%, 5/01/29	370	377,493
5.25%, 5/01/23	2,000	2,113,040

Flint, Michigan, Hospital Building Authority, Revenue
Refunding Bonds (Hurley Medical Center) (d):
Series A, 5.375%, 7/01/20	385	353,626
Series A, 6%, 7/01/20	775	752,161

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Gibraltar, Michigan, School District, GO (School
Building and Site) (c):
5%, 5/01/14 (f)	$ 3,065	$ 3,361,845
5%, 5/01/28	585	595,004

Grand Blanc, Michigan, Community Schools, GO (c):
5.625%, 5/01/17	1,000	1,071,800
5.625%, 5/01/18	1,000	1,052,620
5.625%, 5/01/19	1,100	1,157,882

Grand Rapids, Michigan, Building Authority Revenue
Bonds (g):
Series A, 5.50%, 10/01/12 (f)	535	591,127
Series A, 5.50%, 10/01/12 (f)	130	143,638
Series A, 5.50%, 10/01/18	805	858,146
Series A, 5.50%, 10/01/19	190	202,544

Grand Rapids, Michigan, Sanitation Sewer System
Revenue Refunding and Improvement Bonds,
Series A, 5.50%, 1/01/22 (c)	1,500	1,664,790

Harper Woods, Michigan, City School District, School
Building and Site, GO, Refunding (c):
5%, 5/01/14 (f)	215	235,823
5%, 5/01/34	10	10,155

Hartland, Michigan, Consolidated School District, GO,
6%, 5/01/10 (c)(f)	4,500	4,814,009

Haslett, Michigan, Public School District, School
Building and Site, GO, 5.625%, 11/01/11 (b)(f)	1,275	1,396,163

Hudsonville, Michigan, Public Schools, School
Building and Site, GO, 5%, 5/01/29 (i)	2,660	2,713,865

Jackson, Michigan, Public Schools, GO,
5.375%, 5/01/10 (c)(f)	3,975	4,204,079

Kent, Michigan, Hospital Finance Authority
Revenue Bonds (Spectrum Health), Series A,
5.50%, 7/15/11 (b)(f)	3,000	3,266,850

Lapeer, Michigan, Community Schools, School
Building and Site, GO, 5%, 5/01/37 (i)	1,235	1,265,282

Ludington, Michigan, Area School District, GO,
5.25%, 5/01/23 (b)	1,440	1,520,842

Michigan Higher Education Facilities Authority, Limited
Obligation Revenue Bonds (Hillsdale College
Project), 5%, 3/01/35	1,125	1,086,255

Michigan Higher Education Facilities Authority, Limited
Obligation Revenue Refunding Bonds (Hope
College), Series A, 5.90%, 4/01/32	1,000	1,002,360

Michigan Higher Education Facilities Authority, Revenue
Refunding Bonds (College for Creative Studies):
5.85%, 12/01/22	550	560,956
5.90%, 12/01/27	1,000	1,014,770

Michigan Higher Education Student Loan Authority,
Student Loan Revenue Bonds, AMT (g):
Series XVII-B, 5.40%, 6/01/18	3,000	3,018,210
Series XVII-Q, 5%, 3/01/31	500	462,780

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

27

Schedule of Investments (continued) BlackRock MuniYield Michigan Insured Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Michigan State Building Authority Revenue Bonds
(Facilities Program), Series II (e)(g)(l):
4.67%, 10/15/09	$ 1,185	$ 1,143,454
4.77%, 10/15/10	1,675	1,568,386

Michigan State Building Authority, Revenue
Refunding Bonds, (Facilities Program), Series II,
5%, 10/15/29 (b)	2,000	2,018,000

Michigan State, COP, 5.50%, 6/01/10 (f)(g)	3,870	4,110,985

Michigan State, Comprehensive Transportation
Revenue Refunding Bonds, 5%, 5/15/26 (i)	1,000	1,035,450

Michigan State, HDA, Limited Obligation M/F Housing
Revenue Bonds (Deaconess Towers Apartments),
AMT, 5.25%, 2/20/48 (j)	1,000	934,290

Michigan State, HDA, Rental Housing Revenue
Bonds, AMT:
Series A, 5.30%, 10/01/37 (b)	25	23,888
Series B, 4.85%, 10/01/37 (i)	1,500	1,346,550
Series D, 5.125%, 4/01/31 (i)	1,500	1,444,155

Michigan State Hospital Finance Authority, Hospital
Revenue Bonds (Mid-Michigan Obligation Group),
Series A, 5.50%, 4/15/18 (g)	1,000	1,044,190

Michigan State Hospital Finance Authority, Hospital
Revenue Refunding Bonds:
(Crittenton Hospital), Series A, 5.625%, 3/01/27	1,300	1,323,816
(Oakwood Obligated Group), Series A,
5%, 7/15/37	3,340	3,135,191
(Sparrow Obligated Group), 5%, 11/15/31	2,145	2,084,254

Michigan State Hospital Finance Authority
Revenue Bonds:
(McLaren Health Care Corporation), Series C,
5%, 8/01/35	1,585	1,482,102
(Mercy Health Services), Series R,
5.375%, 8/15/26 (g)(l)	2,000	2,009,360

Michigan State Hospital Finance Authority, Revenue
Refunding Bonds:
(Ascension Health Credit), Series A,
6.25%, 11/15/09 (b)(f)	3,760	4,016,733
(Mercy Health Services), Series X,
6%, 8/15/09 (b)(f)	3,215	3,366,684
(Mercy-Mount Clemens), Series A,
5.75%, 5/15/09 (b)(f)	2,000	2,092,780
(Trinity Health), Series A, 6%, 12/01/27 (g)	5,500	5,833,850
(Trinity Health Credit Group), Series D,
5%, 8/15/34	1,650	1,628,484
(Trinity Health Credit), Series C,
5.375%, 12/01/23	1,000	1,025,030
(Trinity Health Credit), Series C,
5.375%, 12/01/30	1,950	1,980,342

Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds:
(Detroit Edison Company Pollution Control
Project), AMT, Series A, 5.55%, 9/01/29 (b)	9,500	9,539,330
(Detroit Edison Company Pollution Control
Project), Series AA, 6.95%, 5/01/11 (c)	2,000	2,200,880
(Dow Chemical Company Project), AMT,
5.50%, 12/01/28	1,375	1,371,617

	Par
Municipal Bonds	(000)	Value

Michigan (continued)

Monroe County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Refunding
Bonds (Detroit Edison Co. Project), Series AA,
6.95%, 9/01/22 (c)	$ 6,500	$ 8,211,320

New Lothrop, Michigan, Area Public Schools, School
Building and Site, GO, 5%, 5/01/35 (i)	1,200	1,224,816

Oak Park, Michigan, Street Improvement, GO,
5%, 5/01/30 (b)	600	606,702

Plainwell, Michigan, Community Schools,
School District, School Building and Site, GO,
5.50%, 11/01/12 (f)(i)	1,000	1,105,900

Pontiac, Michigan, Tax Increment Finance Authority,
Revenue Refunding Bonds (Development Area
Number 3), 5.375%, 6/01/12 (d)(f)	640	699,866

Portage, Michigan, Public Schools, School Building
and Site, GO, 5%, 5/01/31 (i)	2,850	2,933,676

Reed, Michigan, City Public Schools, School Building
and Site, GO, 5%, 5/01/14 (f)(i)	1,000	1,096,850

Romulus, Michigan, Community Schools, GO,
5.75%, 5/01/09 (c)(f)	1,500	1,553,745

Roseville, Michigan, School District, School Building
and Site, GO, Refunding, 5%, 5/01/31 (i)	1,050	1,073,614

Saginaw Valley State University, Michigan, General
Revenue Refunding Bonds, 5%, 7/01/24 (c)	1,450	1,457,540

Saint Clair County, Michigan, Economic Revenue
Refunding Bonds (Detroit Edison Co. Project),
Series AA, 6.40%, 8/01/24 (g)	13,000	13,342,425

South Lyon, Michigan, Community Schools, GO,
Series A, 5.75%, 5/01/10 (b)(f)	2,650	2,822,038

Southfield, Michigan, Public Schools, School Building
and Site, GO, Series A, (f)(i):
5%, 5/01/14	1,000	1,096,850
5.25%, 5/01/14	1,950	2,165,280

Sparta, Michigan, Area Schools, School Building and
Site, GO, 5%, 5/01/14 (f)(i)	1,000	1,096,850

Thornapple Kellogg School District, Michigan,
GO, Refunding, 5%, 5/01/32 (b)	1,500	1,538,265

Wayne Charter County, Michigan, Airport Revenue
Bonds (Detroit Metropolitan Wayne County), AMT,
Series A, 5.375%, 12/01/15 (b)	6,500	6,588,725

Wayne Charter County, Michigan, Detroit
Metropolitan Airport, GO, Airport Hotel, Series A,
5%, 12/01/30 (b)	1,180	1,188,118

Wayne County, Michigan, Airport Authority Revenue
Bonds (Detroit Metropolitan Wayne County Airport),
AMT, (b):
5.25%, 12/01/25	4,475	4,449,403
5.25%, 12/01/26	3,700	3,678,133
5%, 12/01/34	5,200	4,838,756

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (concluded) BlackRock MuniYield Michigan Insured Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)

Wayne County, Michigan, Airport Authority, Revenue
Refunding Bonds, AMT (m):
5.75%, 12/01/26	$ 3,060	$ 3,177,841
5.375%, 12/01/32	4,300	4,262,117

Wyoming, Michigan, Sewage Disposal System
Revenue Bonds, 5%, 6/01/30 (b)	5,300	5,353,318

Zeeland, Michigan, Public Schools, School Building
and Site, GO, 5%, 5/01/29 (b)	1,330	1,356,932

		234,457,582

Puerto Rico — 3.9%

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds, Series N, 5.25%, 7/01/39 (c)	1,250	1,239,475

Puerto Rico Sales Tax Financing Corporation, Sales
Tax Revenue Refunding Bonds, Series A, (b)(e):
5.20%, 8/01/43	12,500	1,735,500
4.99%, 8/01/46	30,000	3,500,100

		6,475,075

Total Municipal Bonds
(Cost — $234,151,100) — 145.2%		240,932,657

Municipal Bonds Transferred to
Tender Option Bond Trusts (k)

Michigan — 19.9%

Detroit, Michigan, Water Supply System, Senior Lien
Revenue Bonds, Series A, 5.75%, 7/01/11 (c)(f)	2,700	2,964,573

Lakewood Michigan Public Schools, 5%, 5/01/2037 (i)	4,150	4,060,247

Michigan State, COP, Refunding (New Center
Development Inc.) (b)(l):
5.75%, 9/01/10	5,715	6,194,689
5.75%, 9/01/11	5,045	5,468,452

Michigan State Building Authority, Revenue
Refunding Bonds (Facilities Program), Series I,
5.50%, 10/15/10 (i)	7,000	7,554,120

Saginaw Valley State University Michigan Revenue Bonds,
5%, 7/01/2031 (i)	2,500	2,557,900

Wayne State University, Michigan, University Revenue
Refunding Bonds, 5%, 11/15/2035 (i)	4,000	4,108,840

Puerto Rico —2.9%

Puerto Rico Electric Power Authority, Power Revenue
Bonds (f)(i):
Series HH, 5.75%, 7/01/10	4,540	4,861,568

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $37,646,548) — 22.8%		37,770,389

Short-Term Securities	Shares	Value

CMA Michigan Municipal Money Fund, 2.15% (a)(h)	554,971	$ 554,971

Total Short-Term Securities
(Cost — $554,971) — 0.3%		554,971

Total Investments (Cost — $272,352,619*) — 168.3%		279,258,017
Other Assets Less Liabilities — 2.4%		3,919,115
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.0%)		(18,227,397)
Preferred Stock, at Redemption Value — (59.7%)		(99,022,539)

Net Assets Applicable to Common Stock — 100.0%		$165,927,196

* The cost and unrealized appreciation (depreciation) of investments as of April
30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 254,167,685

Gross unrealized appreciation	$ 10,712,601
Gross unrealized depreciation	(3,775,862)

Net unrealized appreciation	$ 6,936,739

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Michigan Municipal Money Fund	(3,330,844)	$73,207

(b) MBIA Insured.
(c) FGIC Insured.
(d) ACA Insured.
(e) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g) AMBAC Insured.
(h) Represents the current yield as of report date.
(i) FSA Insured.
(j) GNMA Collateralized.
(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(l) Security is collateralized by municipal or U.S. Treasury Obligations.
(m) Assured Guarantee Insured.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

29

Schedule of Investments April 30, 2008 (Unaudited) BlackRock MuniYield New York Insured Fund, Inc. (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 123.3%

Buffalo, New York, School, GO, Series D (a):
5.50%, 12/15/14	$ 1,250	$ 1,337,087
5.50%, 12/15/16	1,500	1,603,980

Buffalo, New York, Sewer Authority, Revenue
Refunding Bonds, Series F, 6%, 7/01/13 (a)	4,300	4,648,042

Dutchess County, New York, Resource Recovery
Agency Revenue Bonds (Solid Waste System-
Forward), Series A, 5.40%, 1/01/13 (b)	1,700	1,793,976

Erie County, New York, IDA, School Facility Revenue
Bonds (City of Buffalo Project) (c):
5.75%, 5/01/20	1,900	2,051,753
5.75%, 5/01/24	4,250	4,440,952

Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Series A:
4.50%, 2/15/47 (b)	11,275	10,463,313
5%, 2/15/47 (a)	12,150	11,830,455

Huntington, New York, GO, Refunding:(d)
5.50%, 4/15/11	485	523,169
5.50%, 4/15/12	460	505,374
5.50%, 4/15/13	455	504,581
5.50%, 4/15/14	450	504,000
5.50%, 4/15/15	450	507,609

Ilion, New York, Central School District, GO, Series B,
5.50%, 6/15/10 (a)	1,675	1,799,821

Long Island Power Authority, New York, Electric System
Revenue Bonds, Series A (d):
5%, 9/01/29	7,000	7,086,730
5%, 9/01/34	7,950	8,026,797

Long Island Power Authority, New York, Electric
System Revenue Refunding Bonds, Series B,
5%, 12/01/35 (c)	4,000	4,090,600

Madison County, New York, IDA, Civic Facility Revenue
Bonds (Colgate University Project), Series A,
5%, 7/01/35 (d)	4,250	4,331,770

Metropolitan Transportation Authority, New York,
Commuter Facilities Revenue Refunding Bonds,
Series B, 4.875%, 7/01/18 (a)(e)	10,000	10,118,300

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds:
Series A, 5%, 11/15/31 (b)	3,905	3,994,815
Series A, 5%, 11/15/35 (b)	5,000	5,100,900
VRDN, Series D-2, 3.50%, 11/01/34 (d)(f)	4,000	4,000,000

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund, Revenue Refunding Bonds,
Series A:
5%, 11/15/30 (b)	6,600	6,717,810
5%, 11/15/32 (c)	1,015	1,029,372

Metropolitan Transportation Authority, New York,
Revenue Bonds:
GO, VRDN, Sub-Series A-2, 6%, 11/01/34 (f)(g)	8,000	8,000,000
Series B, 4.50%, 11/15/37	3,150	2,917,309

	Par
Municipal Bonds	(000)	Value

New York (continued)

Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds:
RIB, Series 724X, 8.81%, 11/15/32 (c)(f)	$ 3,900	$ 4,478,370
Series A, 5.125%, 11/15/22 (a)	1,740	1,772,729
Series A, 5%, 11/15/30 (c)	8,455	8,588,589
Series A, 5.25%, 11/15/31 (a)	2,500	2,528,075
Series B, 5%, 11/15/28 (b)	1,500	1,518,045

Metropolitan Transportation Authority, New York, Transit
Facilities Revenue Refunding Bonds, Series C (c)(h):
5.125%, 1/01/12	2,885	3,107,837
5.125%, 7/01/12	1,640	1,782,270

Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series A,
5%, 11/15/32 (a)	3,000	3,002,790

Metropolitan Transportation Authority, New York,
Transportation Revenue Refunding Bonds,
Series F (b):
5.25%, 11/15/12 (h)	6,235	6,848,649
5%, 11/15/31	5,000	5,042,300

Monroe County, New York, IDA, Revenue Bonds
(Southview Towers Project), AMT:
6.125%, 2/01/20	1,400	1,443,582
6.25%, 2/01/31	1,125	1,155,667

Nassau Health Care Corporation, New York, Health
System Revenue Bonds, 5.75%, 8/01/09 (c)(h)	10,830	11,516,514

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT:
Series C, 5%, 11/01/26	1,500	1,442,220
Series C, 5.05%, 11/01/36	2,000	1,893,200
Series H-1, 4.70%, 11/01/40	1,340	1,184,198

New York City, New York, City IDA, Civic Facility
Revenue Refunding Bonds (Nightingale-Bamford
School), 5.25%, 1/15/18 (d)	1,275	1,338,240

New York City, New York, City IDA, IDR (Japan Airlines
Company), AMT, 6%, 11/01/15 (c)	6,550	6,627,552

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queens Baseball Stadium Project),
5%, 1/01/36 (d)	14,000	14,038,080
(Queens Baseball Stadium Project),
5%, 1/01/39 (d)	5,750	5,773,690
(Queens Baseball Stadium Project),
5%, 1/01/46 (d)	9,900	9,865,944
(Yankee Stadium Project), 5%, 3/01/36 (b)	5,150	5,191,561
(Yankee Stadium Project), 5%, 3/01/46 (a)	13,250	12,579,948

New York City, New York, City IDA, Parking Facility
Revenue Bonds (Royal Charter Properties Inc.-The
New York and Pennsylvania Hospital Leasehold
Project), 5.75%, 12/15/29 (c)	7,970	8,607,759

New York City, New York, City IDA, Special Facility
Revenue Refunding Bonds (Terminal One Group
Association Project), AMT, 5.50%, 1/01/24	1,500	1,520,475

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield New York Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A:
5.75%, 6/15/09 (a)(h)	$ 2,850	$ 2,991,674
4.25%, 6/15/39 (c)	1,050	962,031

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Revenue
Refunding Bonds:
5.50%, 6/15/10 (b)(h)(s)	5,000	5,372,600
Series A, 5.125%, 6/15/34 (b)	1,250	1,270,113
Series A, 5%, 6/15/35 (d)	3,500	3,547,145
Series C, 5%, 6/15/35 (b)	1,125	1,143,923
Series F, 5%, 6/15/29 (c)	500	505,880

New York City, New York, City Transit Authority,
Metropolitan Transportation Authority, Triborough,
COP, Series A, 5.625%, 1/01/12 (d)	1,020	1,070,378

New York City, New York, City Transitional Finance
Authority, Building Aid Revenue Bonds,
Series S-2 (a):
4.25%, 1/15/34	5,980	5,431,156
5%, 1/15/37 (c)	5,000	5,113,000

New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds:
Series B, 6.25%, 5/15/10 (h)	800	869,880
Series C, 5%, 2/01/33 (a)	16,195	16,436,306
Series E, 5.25%, 2/01/22 (b)	2,500	2,625,050

New York City, New York, City Transitional Finance
Authority, Future Tax Secured, Revenue
Refunding Bonds:
Series A, 5%, 11/15/26 (a)	1,000	1,021,130
Series D, 5.25%, 2/01/21 (b)	3,000	3,156,720

New York City, New York, GO:
Series A, 5.75%, 5/15/10 (a)(h)	3,000	3,231,690
Series B, 5.75%, 8/01/13 (b)	1,280	1,366,259
Series D, 5.25%, 10/15/13 (h)	3,750	4,164,675
Series D1, 5.125%, 12/01/23	1,000	1,047,400
Series D1, 5.125%, 12/01/27	2,000	2,075,860
Series D1, 5.125%, 12/01/28	2,150	2,224,820
Series J, 5%, 5/15/23	8,000	8,205,120
Sub-Series C-1, 5.25%, 8/15/26	1,150	1,192,262

New York City, New York, GO, Refunding:
Series A, 6.375%, 5/15/10 (a)(h)	895	975,210
Series B, 7%, 2/01/18 (d)	70	70,578

New York City, New York, IDA, Civic Facility Revenue
Refunding Bonds (Polytechnic University),
5.25%, 11/01/37 (i)	2,480	2,205,464

New York City, New York, Sales Tax Asset
Receivable Corporation Revenue Bonds, Series A,
5%, 10/15/32 (d)	11,200	11,416,272

New York City, New York, Trust for Cultural Resources,
Revenue Refunding Bonds (American Museum of
Natural History), Series A, 5%, 7/01/36 (b)	4,250	4,319,615

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York Convention Center Development
Corporation, New York, Revenue Bonds (Hotel Unit
Fee Secured) (d):
5%, 11/15/30	$ 1,500	$ 1,509,330
5%, 11/15/35	33,750	33,896,475
5%, 11/15/44	13,470	13,438,211

New York State Dormitory Authority, Lease Revenue
Bonds (State University Dormitory Facilities),
5%, 7/01/37 (d)	2,800	2,861,824

New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds (School District
Financing Program) (c):
Series A, 5%, 10/01/35	700	717,955
Series C, 5%, 10/01/37	4,050	4,147,646

New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Mount
Sinai School of Medicine of New York University),
5%, 7/01/35 (b)	2,100	2,126,061

New York State Dormitory Authority Revenue Bonds:
(Eger Health Care and Rehabilitation Center),
6.10%, 8/01/37 (r)	3,195	3,408,522
(New York State Rehabilitation Association),
Series A, 5.25%, 7/01/19 (g)	1,180	1,226,952
(New York State Rehabilitation Association),
Series A, 5.125%, 7/01/23 (g)	1,000	1,030,340
(School Districts Financing Program), Series E,
5.75%, 10/01/30 (b)	6,900	7,364,301
Series B, 6.50%, 2/15/11 (b)(e)	1,000	1,104,740
(State University Adult Facilities), Series B,
5.75%, 5/15/10 (c)(h)	3,560	3,834,939
(Upstate Community Colleges), Series A,
6%, 7/01/10 (c)(h)	1,780	1,933,489

New York State Dormitory Authority, Revenue
Refunding Bonds:
(City University System), Series C,
7.50%, 7/01/10 (a)	2,465	2,594,092
(School District Financing Program), Series I,
5.75%, 10/01/18 (b)	1,370	1,486,806

New York State Dormitory Authority, Supported Debt
Revenue Bonds (Mental Health Facilities), Series B,
5.25%, 2/15/14 (h)	1,570	1,742,794

New York State Energy Research and Development
Authority, Gas Facilities Revenue Refunding Bonds
(Brooklyn Union Gas Company/Keyspan), AMT,
Series A, 4.70%, 2/01/24 (a)	18,750	17,345,438

New York State Environmental Facilities Corporation,
Special Obligation Revenue Refunding Bonds
(Riverbank State Park), 6.25%, 4/01/12 (d)	3,500	3,750,670

New York State, HFA, Housing Revenue Bonds
(Tri-Senior Development Project), AMT, Series A,
5.40%, 11/15/42 (k)	1,000	971,040

New York State, HFA, M/F Housing Revenue
Bonds (Saint Philips Housing), AMT, Series A,
4.65%, 11/15/38 (k)	3,750	3,409,388

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

31

Schedule of Investments (continued) BlackRock MuniYield New York Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)

New York State, HFA, State Personal Income Tax
Revenue Bonds (Economic Development and
Housing), Series A, 5%, 9/15/23 (b)	$ 800	$ 830,152

New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, AMT, Series 143,
4.90%, 10/01/37	1,000	911,620

New York State Mortgage Agency, Homeowner
Mortgage Revenue Refunding Bonds, AMT,
Series 133, 4.95%, 10/01/21	1,540	1,523,291

New York State Thruway Authority, General Revenue
Bonds, Series F, 5%, 1/01/30 (d)	6,000	6,125,760

New York State Thruway Authority, General Revenue
Refunding Bonds (c):
Series G, 4.75%, 1/01/29	8,000	8,057,520
Series G, 4.75%, 1/01/30	10,015	10,068,781
Series H, 5%, 1/01/37	10,000	10,246,000

New York State Thruway Authority, Highway and
Bridge Trust Fund Revenue Bonds, Series A,
6.25%, 4/01/11 (c)	2,820	3,031,246

New York State Thruway Authority, Local Highway
and Bridge Service Contract Revenue Bonds,
5.75%, 4/01/10 (d)(h)	3,000	3,220,710

New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Revenue Bonds,
Series A, 5%, 4/01/26 (d)	4,380	4,533,256

New York State Urban Development Corporation,
Personal Income Tax Revenue Bonds:
Series B, 5%, 3/15/37	1,500	1,532,265
Series C-1, 5%, 3/15/13 (b)(h)	3,000	3,268,440
(State Facilities), Series A-1, 5%, 3/15/29 (a)	5,000	5,088,800

New York State Urban Development Corporation,
Revenue Refunding Bonds (Correctional Capital
Facilities), Series A, 6.50%, 1/01/11 (c)	3,190	3,498,314

Niagara Falls, New York, GO (Water Treatment Plant),
AMT, 7.25%, 11/01/10 (b)	1,000	1,111,100

Niagara, New York, Frontier Authority, Airport Revenue
Bonds (Buffalo Niagara International Airport),
Series B, 5.50%, 4/01/19 (b)	2,705	2,780,632

North Country, New York, Development Authority, Solid
Waste Management System, Revenue Refunding
Bonds, 6%, 5/15/15 (c)	1,260	1,390,649

North Hempstead, New York, GO, Refunding: (a)
Series B, 6.40%, 4/01/13	1,745	2,001,358
Series B, 6.40%, 4/01/17	555	667,848

Oneida County, New York, IDA, Civic Facilities
Revenue Bonds (Mohawk Valley), Series A,
5.20%, 2/01/13 (c)	1,665	1,707,724

	Par
Municipal Bonds	(000)	Value

New York (continued)

Port Authority of New York and New Jersey,
Consolidated Revenue Bonds, AMT:
137th Series, 5.125%, 7/15/30 (c)	$ 2,500	$ 2,488,325
141st Series, 4.50%, 9/01/35 (g)	1,000	882,490

Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds, ATM: (b)
(JFK International Air Terminal), Series 6,
5.75%, 12/01/22	10,160	10,189,870
(JFK International Air Terminal LLC), Series 6,
6.25%, 12/01/10	14,750	15,604,320
(JFK International Air Terminal LLC), Series 6,
6.25%, 12/01/11	7,175	7,695,690
(JFK International Air Terminal LLC), Series 6,
5.75%, 12/01/25	3,500	3,499,720
(Special Project-JFK International Air Terminal),
Series 6, 6.25%, 12/01/13	4,425	4,823,117
(Special Project-JFK International Air Terminal),
Series 6, 6.25%, 12/01/14	7,380	8,093,351

Rensselaer County, New York, IDA, Civic Facility
Revenue Bonds (Rensselaer Polytechnic Institute),
Series B, 5.50%, 8/01/22 (d)	1,255	1,296,666

Rochester, New York, Housing Authority, Mortgage
Revenue Bonds (Andrews Terrace Apartments
Project), AMT, 4.70%, 12/20/38 (l)	1,500	1,317,090

Suffolk County, New York, IDA, IDR (Keyspan-Port
Jefferson), AMT, 5.25%, 6/01/27	4,625	4,410,400

Suffolk County, New York, IDA, Solid Waste Disposal
Facility, Revenue Refunding Bonds (Ogden Martin
System Huntington Project), AMT (d):
6%, 10/01/10	8,530	8,962,215
6.15%, 10/01/11	9,170	9,802,088
6.25%, 10/01/12	6,470	6,998,858

Syracuse, New York, IDA, PILOT Revenue Bonds
(Carousel Center Project), AMT, Series A,
5%, 1/01/36 (m)	11,500	10,671,310

Tobacco Settlement Financing Corporation of New
York Revenue Bonds:
Series A-1, 5.25%, 6/01/20 (d)	5,000	5,180,100
Series A-1, 5.25%, 6/01/22 (d)	2,000	2,058,280
Series C-1, 5.50%, 6/01/21	2,000	2,087,540
Series C-1, 5.50%, 6/01/22	1,900	1,979,306

Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Refunding Bonds,
Series Y, 6%, 1/01/12 (b)(e)	2,305	2,462,685

Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds (b):
5.25%, 11/15/23	7,000	7,349,930
5%, 11/15/32	19,675	19,841,451
Series A, 5%, 1/01/12 (h)	2,265	2,430,164

Triborough Bridge and Tunnel Authority, New York,
Subordinate Revenue Bonds:
5%, 11/15/28 (d)	2,465	2,488,689
Series A, 5.25%, 11/15/30 (b)	6,000	6,203,580

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

APRIL 30, 2008

Schedule of Investments (continued) BlackRock MuniYield New York Insured Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (concluded)

Yonkers, New York, GO, Series A,
5.75%, 10/01/10 (a)	$ 2,010	$ 2,185,292

		657,288,016

Guam — 0.8%

A.B. Won Guam International Airport Authority, General
Revenue Refunding Bonds, AMT, Series C (b):
5.25%, 10/01/21	2,240	2,243,786
5.25%, 10/01/22	2,050	2,052,214

		4,296,000

Puerto Rico — 12.5%

Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
5.125%, 7/01/47 (n)	10,980	11,217,607

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation
Revenue Bonds:
Series G, 5.25%, 7/01/13 (a)(h)	655	723,074
Series G, 5.25%, 7/01/19 (a)	2,265	2,277,027
Series G, 5.25%, 7/01/21 (a)	345	357,679
Trust Receipts, Class R, Series B,
8.911%, 7/01/35 (b)	1250	1,457,325

Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds:
Series D, 5.75%, 7/01/12 (h)	3,000	3,290,100
Series N, 5.25%, 7/01/39 (a)	4,100	4,065,478

Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series A (o):
4.62%, 7/01/31 (a)	22,030	5,776,046
4.67%, 7/01/35 (d)	3,900	856,479
4.77%, 7/01/43 (d)	8,000	1,086,560

Puerto Rico Commonwealth, Public Improvement, GO,
Series A, 5.25%, 7/01/16 (h)	640	717,984

Puerto Rico Convention Center District Authority,
Hotel Occupancy Tax Revenue Bonds, Series A,
5%, 7/01/31 (d)	4,000	4,034,440

Puerto Rico Electric Power Authority, Power Revenue
Bonds (h):
Series NN, 5.125%, 7/01/13	975	1,070,550
Series NN, 5.125%, 7/01/13	2,775	3,046,950
Series RR, 5%, 7/01/15 (g)	5,000	5,525,100
Series RR, 5%, 7/01/15 (m)	7,095	7,840,117
Series RR, 5%, 7/01/15 (a)	7,100	7,845,641

Puerto Rico Municipal Finance Agency, GO, Series A,
5%, 8/01/30 (c)	2,000	2,032,680

Puerto Rico Public Finance Corporation,
Commonwealth Appropriation Revenue Bonds,
Series E, 5.50%, 2/01/12 (h)	3,000	3,237,390

		66,458,227

Total Municipal Bonds
(Cost — $723,030,969) — 136.6%		728,042,243

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (p)	(000)	Value

New York — 25.4%

Metropolitan Transportation Authority, New York,
Revenue Refunding Bonds, Series A,
5.75%, 11/15/32 (c)	$ 50,000	$ 53,707,500

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A, 5.75%, 6/15/11 (b)(h)	25,000	27,280,500

New York City, New York, GO, Series C,
5.75%, 3/15/27 (c)	22,085	24,380,515

New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds, Series A,
5.25%, 10/15/27 (d)	29,000	30,050,235

		135,418,750

Municipal Bonds Transferred to Tender Option
Bonds Trusts (Cost — $131,356,126) — 25.4%		135,418,750

Short-Term Securities	Shares

CMA New York Municipal Money Fund, 1.93% (j)(q) 25,342,741		25,342,741

Total Short-Term Securities
(Cost — $25,342,741) — 4.8%		25,342,741

Total Investments (Cost — $879,729,836*) — 166.8%		888,803,734
Other Assets Less Liabilities — 2.2%		11,716,965
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (11.9%)		(63,553,333)
Preferred Stock, at Redemption Value — (57.1%)		(304,111,588)

Net Assets Applicable to Common Stock — 100.0%		$532,855,778

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 818,509,245

Gross unrealized appreciation	$ 20,464,206
Gross unrealized depreciation	(13,198,165)

Net unrealized appreciation	$ 7,266,041

(a) FGIC Insured.
(b) MBIA Insured.
(c) FSA Insured.
(d) AMBAC Insured.
(e) Security is collateralized by municipal or U.S. Treasury obligations.
(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g) CIFG Insured.
(h) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) ACA Insured.
(j) Represents the current yield as of report date.
(k) FNMA Collateralized.
(l) GNMA Collateralized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

33

Schedule of Investments (concluded) BlackRock MuniYield New York Insured Fund, Inc.

(m) XL Capital Insured.
(n) Assured Guaranty Insured.
(o) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(p) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA New York Municipal Money Fund	20,046,965	$250,854

(r) FHA Insured.
(s) Illiquid security.
• Forward interest rate swap outstanding as of April 30,2008 was as follows:

	Notional
	Amount	Unrealized
	(000)	Depreciation

Pay a fixed rate of 3.984% and
receive a floating rate based on
1-week SIFMA Municipal Swap Index
Broker JPMorgan Chase
Expires June 2028	$4,000	$(176,552)

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

APRIL 30, 2008

Statements of Assets and Liabilities

			BlackRock
	BlackRock	BlackRock	MuniYield
	MuniYield	MuniYield	California
	Arizona	California	Insured
April 30, 2008 (Unaudited)	Fund, Inc.	Fund, Inc.	Fund, Inc.

Assets

Investments at value — unaffiliated[1]	$ 101,165,250	$ 473,730,933	$ 799,043,738
Investments at value — affiliated[2]	1,665,672	23,493,715	16,433,157
Cash	59,084	79,220	1,183
Investments sold receivable	57,541	10,579,104	5,113,344
Interest receivable	1,768,665	6,855,012	12,445,429
Prepaid expenses	3,702	2,275	3,219
Other assets	—	—	12,776

Total assets	104,719,914	514,740,259	833,052,846

Accrued Liabilities

Unrealized depreciation on forward interest rate swaps	36,533	—	—
Officer’s and Trustees’/Directors’ fees payable	—	—	13,056
Investments purchased payable	—	1,725,815	14,820,045
Interest expense and fees payable	40,922	158,967	384,488
Income dividends payable — Common Stock shareholders	258,678	1,171,239	1,924,227
Investment advisory fees payable	40,358	184,163	304,151
Other affiliates payable	573	2,766	7,703
Other accrued expenses payable	51,357	101,305	67,758

Total accrued liabilities	428,421	3,344,255	17,521,428

Other Liabilities

Trust certificates[3]	4,335,000	35,365,000	50,908,321

Total Liabilities	4,763,421	38,709,255	68,429,749

Preferred Stock/Shares

Preferred Stock/Shares, at redemption value at $25,000 per share liquidation preference[4]	40,315,670	175,150,164	275,196,564

Net Assets Applicable to Common Stock/Shares

Net assets applicable to Common Stock/Shares	$ 59,640,823	$ 300,880,840	$ 489,426,533

Net Assets Applicable to Common Stock Shareholders/Common Shareholders Consist of

Common Stock/Shares, par value $0.10 per share[5]	$ 453,832	$ 2,129,526	$ 3,436,120
Paid-in capital in excess of par	59,884,314	299,468,879	494,224,666
Undistributed net investment income	376,781	1,057,300	329,915
Accumulated net realized loss	(362,798)	(1,990,501)	(10,882,990)
Net unrealized appreciation/depreciation	(711,306)	215,636	2,318,822

Net Assets Applicable to Common Stock Shareholders/Common Shareholders	$ 59,640,823	$ 300,880,840	$ 489,426,533

Net asset value per share of Common Stock/Shares	$ 13.14	$ 14.13	$ 14.24

[1] Investments at cost — unaffiliated	$ 101,840,023	$ 473,515,297	$ 796,737,692

[2] Investments at cost — affiliated	$ 1,665,672	$ 23,493,715	$ 16,433,157

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Stock/Shares authorized, issued and outstanding:
Series A Shares, par value $0.10 per share	518	2,400	1,800

Series B Shares, par value $0.10 per share	694	2,400	1,800

Series C Shares, par value $0.10 per share	400	800	1,600

Series D Shares, par value $0.10 per share	—	1,400	2,000

Series E Shares, par value $0.10 per share	—	—	2,000

Series F Shares, par value $0.10 per share	—	—	1,800

[5] Common Stock/Shares issued and outstanding	4,538,315	21,295,255	34,361,200

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

35

Statements of Assets and Liabilities (concluded)

		BlackRock	BlackRock
	BlackRock	MuniYield	MuniYield New
	MuniYield	Michigan Insured	York Insured
April 30, 2008 (Unaudited)	Florida Fund	Fund II, Inc.	Fund, Inc.

Assets

Investments at value — unaffiliated[1]	$ 304,064,284	$ 278,703,046	$ 863,460,993
Investments at value — affiliated[2]	13,344,227	554,971	25,342,741
Cash	651,571	69,066	63,299
Interest receivable	3,923,798	4,709,729	13,813,753
Investments sold receivable	90,000	—	622,417
Prepaid expenses	4,120	1,640	3,138
Other assets	—	—	14,052

Total assets	322,078,000	284,038,452	903,320,393

Accrued Liabilities

Unrealized depreciation on forward interest rate swaps	—	—	176,552
Investments purchased payable	4,700,618	—	—
Income dividends payable — Common Stock shareholders/Common Shareholders	786,366	675,904	2,130,082
Interest expense and fees payable	161,714	73,804	510,833
Investment advisory fees payable	117,589	103,267	331,119
Other affiliates fees payable	7,147	1,495	4,772
Officer’s and Trustees’/Directors’ fees payable	266	235	14,223
Other accrued expenses payable	75,759	80,419	142,946

Total accrued liabilities	5,849,459	935,124	3,310,527

Other Liabilities

Trust certificates[3]	16,757,956	18,153,593	63,042,500

Total Liabilities	22,607,415	19,088,717	66,353,027

Preferred Stock/Shares

Preferred Stock/Shares, at redemption value at $25,000 per share liquidation preference[4]	110,060,225	99,022,539	304,111,588

Net Assets Applicable to Common Stock/Shares

Net assets applicable to Common Stock/Shares	$ 189,410,360	$ 165,927,196	$ 532,855,778

Net Assets Applicable to Common Stock Shareholders/Common Shareholders Consist of

Common Stock/Shares, par value $0.10 per share[5]	$ 1,355,802	$ 1,206,972	$ 3,944,596
Paid-in capital in excess of par	194,529,999	164,164,711	557,068,059
Undistributed (distributions in excess of) net investment income	889,123	736,002	(572,944)
Accumulated net realized loss	(12,827,818)	(7,085,887)	(36,481,279)
Net unrealized appreciation/depreciation	5,463,254	6,905,398	8,897,346

Net Assets Applicable to Common Shareholders	$ 189,410,360	$ 165,927,196	$ 532,855,778

Net asset value per share of Common Stock/Shares	$ 13.97	$ 13.75	$ 13.51

[1] Investments at cost — unaffiliated	$ 298,601,030	$ 271,797,648	$ 854,387,095

[2] Investments at cost — affiliated	$ 13,344,227	$ 554,971	$ 25,342,741

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Stock/Shares authorized, issued and outstanding:
Series A Shares, par value $0.05 per share	2,200	2,200	1,700

Series B Shares, par value $0.05 per share	1,600	—	1,700

Series B Shares, par value $0.10 per share	—	1,360	—

Series C Shares, par value $0.05 per share	600	—	2,800

Series C Shares, par value $0.10 per share	—	400	—

Series D Shares, par value $0.05 per share	—	—	1,960

Series E Shares, par value $0.05 per share	—	—	2,200

Series F Shares, par value $0.05 per share	—	—	1,800

[5] Common Stock/Shares issued and outstanding	13,558,024	12,069,721	39,445,962

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

APRIL 30, 2008

Statements of Operations

			BlackRock
	BlackRock	BlackRock	MuniYield
	MuniYield	MuniYield	California
	Arizona	California	Insured
Six Months Ended April 30, 2008 (Unaudited)	Fund, Inc.	Fund, Inc.	Fund, Inc.

Investment Income

Interest	$ 2,658,789	$ 11,789,779	$ 18,525,335
Dividends from affiliates	13,311	254,774	193,663

Total income	2,672,100	12,044,553	18,718,998

Expenses

Investment advisory	252,259	1,192,524	1,911,553
Commissions for Preferred Stock/Shares	52,881	225,726	337,306
Accounting services	32,222	78,493	95,886
Transfer agent	20,785	24,281	37,233
Professional	25,677	36,673	55,332
Printing	5,329	15,504	22,494
Registration	555	4,345	5,433
Custodian	3,295	13,663	19,128
Officer and Trustees/Directors	3,459	12,915	24,893
Miscellaneous	21,549	46,209	51,961

Total expenses excluding interest expense and fees	418,011	1,650,333	2,561,219
Interest expense and fees[1]	68,555	608,975	677,986

Total expenses	486,566	2,259,308	3,239,205
Less fees waived by advisor	(3,415)	(45,974)	(35,642)

Total expenses after waiver	483,151	2,213,334	3,203,563

Net investment income	2,188,949	9,831,219	15,515,435

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(53,562)	(681,611)	3,473,973
Futures and swaps	(76,400)	—	—

	(129,962)	(681,611)	3,473,973

Net change in unrealized appreciation/depreciation on:
Investments	(2,832,593)	(9,079,306)	(15,988,546)
Futures and swaps	(44,300)	—	—

	(2,876,893)	(9,079,306)	(15,988,546)

Total realized and unrealized loss	(3,006,855)	(9,760,917)	(12,514,573)

Dividends and Distributions to Preferred Stock Shareholders/Preferred Shareholders From

Net investment income	(573,278)	(3,095,698)	(4,883,737)
Net realized gain	(228,921)	—	—

Total dividends and distributions to Preferred Stock shareholders/Preferred shareholders	(802,199)	(3,095,698)	(4,883,737)

Net Decrease in Net Assets Resulting from Operations	$ (1,620,105)	$ (3,025,396)	$ (1,882,875)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

37

Statements of Operations (concluded)

		BlackRock	BlackRock
	BlackRock	MuniYield	MuniYield New
	MuniYield	Michigan Insured	York Insured
Six Months Ended April 30, 2008 (Unaudited)	Florida Fund	Fund II, Inc.	Fund, Inc.

Investment Income

Interest	$ 7,948,160	$ 6,888,828	$ 21,374,481
Dividends from affiliates	67,138	73,207	250,854

Total income	8,015,298	6,962,035	21,625,335

Expenses

Investment advisory	753,504	664,228	2,100,946
Commissions for Preferred Stock/Shares	143,039	125,726	378,039
Professional	30,783	29,318	53,948
Accounting services	51,503	52,785	123,318
Transfer agent	21,472	24,057	39,580
Officer and Trustees/Directors	10,224	8,608	27,046
Printing	10,152	9,961	12,541
Custodian	9,398	8,162	20,883
Registration	4,442	4,401	6,349
Miscellaneous	35,380	28,287	54,929

Total expenses excluding interest expense and fees	1,069,897	955,533	2,817,579
Interest expense and fees[1]	291,976	313,652	1,269,881

Total expenses	1,361,873	1,269,185	4,087,460
Less fees waived by advisor	(17,407)	(18,207)	(51,644)

Total expenses after waiver	1,344,466	1,250,978	4,035,816

Net investment income	6,670,832	5,711,057	17,589,519

Realized and Unrealized Gain (Loss)

Net realized loss:
Investments	(2,441,231)	(1,162,400)	(1,598,578)
Futures and swaps	(435,661)	—	(1,098,236)

	(2,876,892)	(1,162,400)	(2,696,814)

Net change in unrealized appreciation/depreciation on:
Investments	(4,792,908)	(3,299,668)	(13,353,026)
Futures and swaps	152,476	—	(482,642)

	(4,640,432)	(3,299,668)	(13,835,668)

Total realized and unrealized loss	(7,517,324)	(4,462,068)	(16,532,482)

Dividends to Preferred Stock Shareholders/Preferred Shareholders From

Net investment income	(2,038,893)	(1,825,747)	(5,330,789)

Net Decrease in Net Assets Resulting from Operations	$ (2,885,385)	$ (576,758)	$ (4,273,752)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

APRIL 30, 2008

Statements of Changes in Net Assets

	BlackRock MuniYield		BlackRock MuniYield
	Arizona Fund, Inc.		California Fund, Inc.

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2008	October 31,	April 30, 2008	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007	(Unaudited)	2007

Operations

Net investment income	$ 2,188,949	$ 4,276,021	$ 9,831,219	$ 19,905,518
Net realized gain (loss)	(129,962)	813,164	(681,611)	347,077
Net change in unrealized appreciation/depreciation	(2,876,893)	(2,857,872)	(9,079,306)	(10,806,382)
Dividends and distributions to Preferred Stock shareholders from:
Net investment income	(573,278)	(1,310,529)	(3,095,698)	(6,115,916)
Net realized gain	(228,921)	(102,456)	—	—

Net increase (decrease) in net assets applicable to Common Stock shareholders
resulting from operations	(1,620,105)	818,328	(3,025,396)	3,330,297

Dividends to Common Stock Shareholders From

Net investment income	(1,550,458)	(3,117,045)	(7,027,434)	(14,097,459)
Net realized gain	(533,903)	(285,146)	—	—

Decrease in net assets resulting from dividends and distributions to Common Stock
shareholders	(2,084,361)	(3,402,191)	(7,027,434)	(14,097,459)

Capital Stock/Share Transactions

Reinvestment of common dividends	116,851	201,509	—	—

Net Assets Applicable to Common Stock

Total decrease in net assets applicable to Common Stock	(3,587,615)	(2,382,354)	(10,052,830)	(10,767,162)
Beginning of period	63,228,438	65,610,792	310,933,670	321,700,832

End of period	$ 59,640,823	$ 63,228,438	$ 300,880,840	$ 310,933,670

End of period undistributed net investment income	$ 376,781	$ 311,568	$ 1,057,300	$ 1,349,213

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

39

Statements of Changes in Net Assets (continued)

	BlackRock MuniYield		BlackRock MuniYield
	California Insured Fund, Inc.		Florida Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2008	October 31,	April 30, 2008	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007	(Unaudited)	2007

Operations

Net investment income	$ 15,515,435	$ 31,671,735	$ 6,670,832	$ 13,472,485
Net realized gain (loss)	3,473,973	(691,224)	(2,876,892)	365,993
Net change in unrealized appreciation/depreciation	(15,988,546)	(14,047,467)	(4,640,432)	(8,146,519)
Dividends to Preferred Stock shareholders/Preferred Shareholders from
net investment income	(4,883,737)	(9,517,264)	(2,038,893)	(4,025,743)

Net increase (decrese) in net assets applicable to Common Stock shareholders/
Common Shareholders resulting from operations	(1,882,875)	7,415,780	(2,885,385)	1,666,216

Dividends to Common Stock Shareholders From

Net investment income	(11,545,363)	(23,228,171)	(4,718,192)	(9,517,733)

Net Assets Applicable to Common Stock

Total decrease in net assets applicable to Common Stock	(13,428,238)	(15,812,391)	(7,603,577)	(7,851,517)
Beginning of period	502,854,771	518,667,162	197,013,937	204,865,454

End of period	$ 489,426,533	$ 502,854,771	$ 189,410,360	$ 197,013,937

End of period undistributed net investment income	$ 329,915	$ 1,243,580	$ 889,123	$ 975,376

	BlackRock MuniYield		BlackRock MuniYield
	Michigan Insured Fund II, Inc.		New York Insured Fund, Inc.

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2008	October 31,	April 30, 2008	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007	(Unaudited)	2007

Operations

Net investment income	$ 5,711,057	$ 11,701,221	$ 17,589,519	$ 33,227,508
Net realized gain (loss)	(1,162,400)	1,293,712	(2,696,814)	1,647,832
Net change in unrealized appreciation/depreciation	(3,299,668)	(6,941,533)	(13,835,668)	(16,660,442)
Dividends to Preferred Stock shareholders from net investment income	(1,825,747)	(3,550,430)	(5,330,789)	(10,460,763)

Net increase (decrease) in net assets applicable to Common Stock shareholders
resulting from operations	(576,758)	2,502,970	(4,273,752)	7,754,135

Dividends to Common Stock Shareholders From

Net investment income	(4,055,426)	(8,159,131)	(12,780,492)	(25,797,659)

Net Assets Applicable to Common Stock

Total decrease in net assets applicable to Common Stock	(4,632,184)	(5,656,161)	(17,054,244)	(18,043,524)
Beginning of period	170,559,380	176,215,541	549,910,022	567,953,546

End of period	$ 165,927,196	$ 170,559,380	$ 532,855,778	$ 549,910,022

End of period undistributed (distributions in excess of) net investment income	$ 736,002	$ 906,118	$ (572,944)	$ (51,182)

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

APRIL 30, 2008

Financial Highlights				BlackRock MuniYield Arizona Fund, Inc.

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.96	$ 14.53	$ 14.39	$ 15.04	$ 14.64	$ 14.53
Net investment income[1]	0.48	0.95	0.98	0.97	0.98	1.00
Net realized and unrealized gain (loss)	(0.66)	(0.46)	0.36	(0.49)	0.40	0.05
Dividends to Preferred Stock shareholders from:
Net investment income	(0.13)	(0.29)	(0.26)	(0.14)	(0.06)	(0.06)
Net realized gain	(0.05)	(0.02)	(0.02)	—[2]	—	—

Net increase (decrease) from investment operations	(0.36)	0.18	1.06	0.34	1.32	0.99

Dividends and distributions to Common Stock shareholders from:
Net investment income	(0.34)	(0.69)	(0.80)	(0.92)	(0.92)	(0.88)
Net realized gain	(0.12)	(0.06)	(0.12)	(0.02)	—	—

Total dividends and distributions	(0.46)	(0.75)	(0.92)	(0.94)	(0.92)	(0.88)

Capital charges with respect to issuance of Preferred Stock	—	—	—[3]	(0.05)	—	—

Net asset value, end of period	$ 13.14	$ 13.96	$ 14.53	$ 14.39	$ 15.04	$ 14.64

Market price, end of period	$ 13.32	$ 13.66	$ 14.79	$ 16.03	$ 15.10	$ 14.13

Total Investment Return[4]

Based on net asset value	(2.59%)[5]	1.29%	7.47%	1.91%	9.40%	7.19%

Based on market price	0.91%[5]	(2.63%)	(1.80%)	13.07%	13.80%	13.45%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses after waiver and excluding interest expense and fees[6,7]	1.36%[8]	1.37%	1.33%	1.20%	1.19%	1.18%

Total expenses after waiver[6]	1.58%[8]	1.75%	1.70%	1.51%	1.39%	1.37%

Total expenses[6]	1.60%[8]	1.76%	1.71%	1.52%	1.40%	1.38%

Net investment income[6]	7.18%[8]	6.65%	6.90%	6.54%	6.65%	6.79%

Amount of dividends to Preferred Stock shareholders	1.88%[8]	2.04%	1.83%	0.91%	0.42%	0.42%

Net investment income to Common Stock shareholders	5.30%[8]	4.61%	5.07%	5.63%	6.23%	6.37%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$ 59,641	$ 63,228	$ 65,611	$ 64,630	$ 67,217	$ 65,234

Preferred Stock outstanding at liquidation preference, end of period (000)	$ 40,300	$ 40,300	$ 40,300	$ 40,300	$ 30,300	$ 30,300

Portfolio turnover	5%	31%	31%	28%	21%	24%

Asset coverage per $1,000	$ 2,480	$ 2,569	$ 2,628	$ 2,604	$ 3,218	$ 3,153

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Stock shareholders.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[8] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

41

Financial Highlights				BlackRock MuniYield California Fund, Inc.

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.60	$ 15.11	$ 14.73	$ 15.27	$ 15.17	$ 15.14
Net investment income[1]	0.46	0.93	0.96	0.93	1.02	1.06
Net realized and unrealized gain (loss)	(0.45)	(0.49)	0.37	(0.46)	0.12	0.04
Dividends and distributions to Preferred Stock shareholders from:
Net investment income	(0.15)	(0.29)	(0.25)	(0.13)	(0.07)	(0.10)
Net realized gain	—	—	—	—	—	—[2]

Net increase (decrease) from investment operations	(0.14)	0.15	1.08	0.34	1.07	1.00

Dividends and distributions to Common Stock shareholders from:
Net investment income	(0.33)	(0.66)	(0.70)	(0.86)	(0.97)	(0.97)
Net realized gain	—	—	—	—	—	—[2]

Total dividends and distributions	(0.33)	(0.66)	(0.70)	(0.86)	(0.97)	(0.97)

Capital charges with respect to issuance of Preferred Stock	—	—	—[3]	(0.02)	—	—

Net asset value, end of period	$ 14.13	$ 14.60	$ 15.11	$ 14.73	$ 15.27	$ 15.17

Market price, end of period	$ 13.23	$ 13.25	$ 14.00	$ 13.37	$ 14.43	$ 14.15

Total Investment Return[4]

Based on net asset value	(0.81%)[5]	1.36%	8.03%	2.59%	7.74%	7.14%

Based on market price	2.33%[5]	(0.72%)	10.28%	(1.46%)	9.16%	4.64%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses after waiver and excluding interest expenses and fees[6,7]	1.06%[8]	1.06%	1.06%	0.98%	0.96%	0.95%

Expenses after waiver[6]	1.46%[8]	1.75%	1.51%	1.13%	1.12%	1.16%

Total expenses[6]	1.49%[8]	1.77%	1.52%	1.13%	1.12%	1.17%

Net investment income[6]	6.47%[8]	6.29%	6.51%	6.16%	6.79%	6.93%

Amount of dividends to Preferred Stock shareholders	2.04%[8]	1.93%	1.70%	0.84%	0.44%	0.63%

Net investment income to Common Stock shareholders	4.43%[8]	4.36%	4.81%	5.32%	6.35%	6.30%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$300,881	$310,934	$321,701	$313,708	$325,204	$323,155

Preferred Stock outstanding at liquidation preference, end of period (000)	$175,000	$175,000	$175,000	$175,000	$140,000	$140,000

Portfolio turnover	23%	41%	39%	53%	29%	18%

Asset coverage per $1,000	$ 2,719	$ 2,777	$ 2,838	$ 2,793	$ 3,323	$ 3,308

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Stock shareholders.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[8] Annualized.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

APRIL 30, 2008

Financial Highlights			BlackRock MuniYield California Insured Fund, Inc.

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.63	$ 15.09	$ 14.82	$ 15.23	$ 15.10	$ 15.26
Net investment income[1]	0.45	0.92	0.96	0.95	0.94	0.95
Net realized and unrealized gain (loss)	(0.36)	(0.42)	0.35	(0.33)	0.13	(0.18)
Dividends to Preferred Stock shareholders from net investment income	(0.14)	(0.28)	(0.24)	(0.13)	(0.06)	(0.06)

Net increase (decrease) from investment operations	(0.05)	0.22	1.07	0.49	1.01	0.71

Dividends to Common Stock shareholders from net investment income	(0.34)	(0.68)	(0.80)	(0.88)	(0.88)	(0.87)

Capital charges with respect to issuance of Preferred Stock	—	—	—[2]	(0.02)	—	—

Net asset value, end of period	$ 14.24	$ 14.63	$ 15.09	$ 14.82	$ 15.23	$ 15.10

Market price, end of period	$ 12.99	$ 13.16	$ 14.64	$ 14.16	$ 13.73	$ 13.82

Total Investment Return[3]

Based on net asset value	(0.13%)[4]	1.76%	7.57%	3.55%	7.54%	5.29%

Based on market price	1.28%[4]	(5.65%)	9.22%	9.75%	5.93%	7.50%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses after waiver and excluding interest expense and fees[5,6]	1.03%[7]	1.03%	1.03%	0.96%	0.95%	0.94%

Total expenses after waiver[5]	1.30%[7]	1.53%	1.59%	1.27%	1.08%	1.08%

Total expenses[5]	1.32%[7]	1.53%	1.60%	1.27%	1.08%	1.08%

Net investment income[5]	6.30%[7]	6.22%	6.46%	6.29%	6.29%	6.20%

Amount of dividends to Preferred Stock shareholders	1.98%[7]	1.87%	1.62%	0.84%	0.43%	0.37%

Net investment income to Common Stock shareholders	4.32%[7]	4.35%	4.84%	5.45%	5.86%	5.83%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$489,427	$ 502,855	$ 518,667	$ 509,066	$523,206	$518,786

Preferred Stock outstanding at liquidation preference, end of period (000)	$275,000	$ 275,000	$ 275,000	$ 275,000	$230,000	$230,000

Portfolio turnover	20%	25%	27%	39%	63%	47%

Asset coverage per $1,000	$ 2,780	$ 2,829	$ 2,886	$ 2,851	$ 3,275	$ 3,256

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Stock shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

43

Financial Highlights				BlackRock MuniYield Florida Fund

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 14.53	$ 15.11	$ 14.91	$ 15.27	$ 14.97	$ 14.97

Net investment income[1]	0.49	0.99	0.99	0.98	1.00	1.06
Net realized and unrealized gain (loss)	(0.55)	(0.57)	0.28	(0.26)	0.29	(0.07)
Dividends to Preferred Stock shareholders from net investment income	(0.15)	(0.30)	(0.26)	(0.14)	(0.07)	(0.07)

Net increase (decrease) from investment operations	(0.21)	0.12	1.01	0.58	1.22	0.92

Dividends to Common Shareholders from net investment income	(0.35)	(0.70)	(0.81)	(0.92)	(0.92)	(0.92)

Capital charges with respect to issuance of Preferred Shares	—	—	—[2]	(0.02)	—	—

Net asset value, end of period	$ 13.97	$ 14.53	$ 15.11	$ 14.91	$ 15.27	$ 14.97

Market price, end of period	$ 12.75	$ 12.86	$ 14.35	$ 14.93	$ 14.28	$ 13.80

Total Investment Return[3]

Based on net asset value	(1.21%)[4]	1.21%	7.24%	3.98%	8.99%	6.76%

Based on market price	1.87%[4]	(5.68%)	1.71%	11.34%	10.57%	10.44%

Ratios to Average Net Assets Applicable to Common Shares

Total expenses after waiver and excluding interest expense and fees[5,6]	1.09%[7]	1.10%	1.09%	1.05%	1.03%	1.04%

Total expenses after waiver[5]	1.40%[7]	1.46%	1.42%	1.25%	1.18%	1.18%

Total expenses[5]	1.41%[7]	1.47%	1.44%	1.25%	1.19%	1.19%

Net investment income[5]	6.93%[7]	6.72%	6.63%	6.46%	6.67%	7.01%

Amount of dividends to Preferred Shareholders	2.12%[7]	2.01%	1.75%	0.95%	0.48%	0.45%

Net investment income to Common Shareholders	4.81%[7]	4.71%	4.88%	5.51%	6.19%	6.56%

Supplemental Data

Net assets applicable to Common Shares, end of period (000)	$189,410	$197,014	$204,865	$202,042	$206,895	$202,890

Preferred Shares outstanding at liquidation preference, end of period (000)	$110,000	$110,000	$110,000	$110,000	$ 95,000	$ 95,000

Portfolio turnover	15%	25%	46%	42%	33%	35%

Asset coverage per $1,000	$ 2,722	$ 2,791	$ 2,862	$ 2,837	$ 3,178	$ 3,136

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT

APRIL 30, 2008

Financial Highlights			BlackRock MuniYield Michigan Insured Fund II, Inc.

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 14.13	$ 14.60	$ 14.54	$ 15.21	$ 15.21	$ 14.91
Net investment income[1]	0.47	0.97	0.97	0.99	1.00	1.02
Net realized and unrealized gain (loss)	(0.36)	(0.47)	0.13	(0.58)	—[2]	0.24
Dividends to Preferred Stock shareholders from net investment income	(0.15)	(0.29)	(0.26)	(0.15)	(0.07)	(0.07)

Net increase (decrease) from investment operations	(0.04)	0.21	0.84	0.26	0.93	1.19

Dividends to Common Stock shareholders from net investment income	(0.34)	(0.68)	(0.78)	(0.91)	(0.93)	(0.89)

Capital charges with respect to issuance of Preferred Stock	—	—	—[3]	(0.02)	—	—

Net asset value, end of period	$ 13.75	$ 14.13	$ 14.60	$ 14.54	$ 15.21	$ 15.21

Market price, end of period	$ 12.47	$ 12.61	$ 13.97	$ 14.41	$ 14.54	$ 13.75

Total Investment Return[4]

Based on net asset value	(0.08%)[5]	1.78%	6.09%	1.73%	6.78%	8.82%

Based on market price	1.54%[5]	(5.07%)	2.42%	5.47%	12.91%	9.06%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses after waiver and excluding interest expense and fees[6,7]	1.12%[8]	1.14%	1.13%	1.07%	1.05%	1.01%

Total expenses after waiver[6]	1.49%[8]	1.68%	1.64%	1.46%	1.26%	1.20%

Total expenses[6]	1.51%[8]	1.69%	1.65%	1.47%	1.28%	1.22%

Net investment income[6]	6.81%[8]	6.77%	6.72%	6.57%	6.61%	6.73%

Amount of dividends to Preferred Stock shareholders	2.18%[8]	2.05%	1.78%	0.97%	0.47%	0.47%

Net investment income to Common Stock shareholders	4.63%[8]	4.72%	4.94%	5.60%	6.14%	6.26%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$165,927	$ 170,559	$ 176,216	$ 175,264	$183,224	$183,237

Preferred Stock outstanding at liquidation preference, end of period (000)	$ 99,000	$ 99,000	$ 99,000	$ 99,000	$ 89,000	$ 89,000

Portfolio turnover	16%	10%	14%	19%	35%	27%

Asset coverage per $1,000	$ 2,676	$ 2,723	$ 2,780	$ 2,770	$ 3,059	$ 3,059

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Stock shareholders.
[7] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[8] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

APRIL 30, 2008

45

Financial Highlights			BlackRock MuniYield New York Insured Fund, Inc.

	Six Months Ended
	April 30, 2008		For the Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 13.94	$ 14.40	$ 14.26	$ 14.81	$ 14.81	$ 14.83
Net investment income[1]	0.45	0.84	0.92	0.94	0.91	0.97
Net realized and unrealized gain (loss)	(0.42)	(0.38)	0.23	(0.50)	(0.01)	(0.09)
Dividends to Preferred Stock shareholders from net investment income	(0.14)	(0.27)	(0.24)	(0.13)	(0.06)	(0.07)

Net increase (decrease) from investment operations	(0.11)	0.19	0.91	0.31	0.84	0.81

Dividends to Common Stock shareholders from net investment income	(0.32)	(0.65)	(0.77)	(0.84)	(0.84)	(0.83)

Capital charges with respect to issuance of Preferred Stock	—	—	—[2]	(0.02)	—	—

Net asset value, end of period	$ 13.51	$ 13.94	$ 14.40	$ 14.26	$ 14.81	$ 14.81

Market price, end of period	$ 12.43	$ 12.80	$ 14.10	$ 13.17	$ 13.20	$ 13.25

Total Investment Return[3]

Based on net asset value	(0.56%)[4]	1.66%	6.71%	2.53%	6.53%	6.19%

Based on market price	(0.36%)[4]	(4.67%)	13.13%	6.24%	6.13%	5.45%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses after waiver and excluding interest expense and fees[5,6]	1.03%[7]	1.04%	1.03%	0.96%	0.94%	0.94%

Total expenses after waiver[5]	1.50%[7]	1.63%	1.56%	1.31%	1.13%	1.15%

Total expenses[5]	1.52%[7]	1.64%	1.56%	1.31%	1.13%	1.16%

Net investment income[5]	6.52%[7]	5.96%	6.50%	6.37%	6.23%	6.49%

Amount of dividends to Preferred Stock shareholders	1.98%[7]	1.88%	1.68%	0.87%	0.42%	0.50%

Net investment income to Common Stock shareholders	4.54%[7]	4.08%	4.82%	5.50%	5.81%	5.99%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)	$532,856	$549,910	$567,954	$562,474	$584,248	$584,025

Preferred Stock outstanding at liquidation preference, end of period (000)	$304,000	$304,000	$304,000	$304,000	$259,000	$259,000

Portfolio turnover	10%	25%	43%	35%	18%	45%

Asset coverage per $1,000	$ 2,753	$ 2,809	$ 2,868	$ 2,850	$ 3,256	$ 3,255

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Stock shareholders.
[6] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[7] Annualized.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniYield Arizona Fund, Inc., BlackRock MuniYield California
Fund, Inc., BlackRock MuniYield California Insured Fund, Inc., BlackRock
MuniYield Florida Fund, BlackRock MuniYield Michigan Insured Fund II,
Inc. and BlackRock MuniYield New York Insured Fund, Inc. (the “Funds”
or individually as the “Fund”), are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund determines and makes available for publication the net asset value of their Common Stock/Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors or
Trustees, as appropriate (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond deal-
ers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Funds’
pricing service. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that each
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies to increase the return of the Fund and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Funds may purchase or sell financial futures contracts and options on such financial futures contracts.
Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.
Upon entering into a contract, a Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•Forward interest rate swaps — The Funds may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Fund are recorded in the accompanying Statements of
Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The Funds generally intend to close each forward interest rate swap before the accrual date speci-
fied in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities pur-
chased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settle-
ment. Upon making a commitment to purchase a security on a when-
issued basis, the Fund will hold liquid assets worth at least the equiva-
lent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the

SEMI-ANNUAL REPORT

APRIL 30, 2008

47

Notes to Financial Statements (continued)

investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer or to affiliates of the Fund. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a pro-
portional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund’s Schedule of Investments and the proceeds from the trans-
action are reported as a liability of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in liability for trust certificates.

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of April 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on trust certificates during the period were as follows:

Underlying
Municipal
	Bonds	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates

BlackRock MuniYield			2.832% –
Arizona Fund, Inc	$ 9,534,572	$ 4,335,000	3.258%

Blackrock MuniYield			2.21% –
California Fund, Inc.	$ 72,339,033	$35,365,000	3.271%

BlackRock MuniYield
California Insured			2.21% –
Fund, Inc	$103,857,429	$50,908,321	3.043%

BlackRock MuniYield			2.61% –
Florida Fund	$ 36,384,354	$16,757,956	2.91%

BlackRock MuniYield
Michigan Insured			2.166% –
Fund II, Inc	$ 37,770,389	$18,153,593	2.987%

BlackRock MuniYield
New York Insured			2.778% –
Fund	$135,418,750	$63,042,500	3.06%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate envi-
ronment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investment in TOBs likely will adversely affect the Funds’ net investment income and distributions to sharehold-
ers. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds’ net asset values per share.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commmission (“SEC”) require that each Fund segregate assets in connection with certain investments
(e.g., when-issued securities or swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are de-
termined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method.
The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Pre-
ferred shareholders are accrued and determined as described in Note 4.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders/stockholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008 the Funds implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement
No.109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has

48 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (continued)

evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on any of the Fund’s financial statements. The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remain open for the years ended October 31, 2004 through
October 31, 2006. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Funds’ financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of
FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial state-
ment disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Funds’ Board, non-interested Directors or Trustees, (“Independent
Directors/Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors/Trustees. This has approximately the same economic effect for the Independent Directors or Trustees as if the Independent Directors/
Trustees had invested the deferred amounts directly in the other certain
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereun-
der represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common stock of the other certain BlackRock Closed-End Funds selected by the
Independent Directors/Trustees in order to match its deferred compen-
sation obligations. Investments to cover the Funds’ deferred compensa-
tion liability, if any, are included in other assets on the Statements of
Assets and Liabilities.

Other: Expenses directly related to one of the Funds is charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Funds have entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of each of the Fund’s portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays a monthly fee at an annual rate of
0.50% of the Fund’s average daily net assets, including proceeds from the issuance of Preferred Stock or Shares and TOBs.

The Advisor has agreed to waive its advisory fee by the amount of invest-
ment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in the fees waived by advisor in the Statements of Operations. For the six months ended April 30, 2008, the amounts were as follows:

Waived by
the Advisor

BlackRock MuniYield Arizona Fund, Inc	$ 3,415
BlackRock MuniYield California Fund, Inc	$45,974
BlackRock MuniYield California Insured Fund, Inc	$35,642
BlackRock MuniYield Florida Fund	$17,407
BlackRock MuniYield Michigan Insured Fund II, Inc	$18,207
BlackRock MuniYield New York Insured Fund, Inc	$51,644

SEMI-ANNUAL REPORT

APRIL 30, 2008

49

Notes to Financial Statements (continued)

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended April 30, 2008, each of the Funds reimbursed the Advisor for certain accounting services expenses which is included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Reimbursement
to the Advisor

BlackRock MuniYield Arizona Fund, Inc	$ 898
BlackRock MuniYield California Fund, Inc	$4,135
BlackRock MuniYield California Insured Fund, Inc	$6,423
BlackRock MuniYield Florida Fund	$2,578
BlackRock MuniYield Michigan Insured Fund II, Inc	$2,282
BlackRock MuniYield New York Insured Fund, Inc	$6,930

Certain officers and/or directors or trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008, were as follows:

	Total	Total
	Purchases	Sales

BlackRock MuniYield Arizona
Fund, Inc	$ 5,841,232	$ 7,970,922
BlackRock MuniYield California
Fund, Inc	$112,552,062	$124,309,914
BlackRock MuniYield California Insured
Fund, Inc	$156,983,649	$160,360,654
BlackRock MuniYield Florida Fund	$ 47,330,854	$ 64,299,684
BlackRock MuniYield Michigan
Insured Fund II, Inc	$ 44,601,989	$ 43,893,674
BlackRock MuniYield New York
Insured Fund, Inc	$ 94,008,403	$147,845,163

4. Capital Stock Transactions:

BlackRock MuniYield Arizona Fund, Inc., BlackRock MuniYield California
Fund, Inc., BlackRock MuniYield California Insured Fund, Inc., BlackRock
MuniYield Michigan Insured Fund II, Inc. and BlackRock MuniYield New
York Insured Fund, Inc. are authorized to issue 200,000,000 shares of stock, all of which were initially classified as Common Stock, with a par value of $0.10 per share. Each Board is authorized, however, to reclassify any unissued shares of stock without approval of the holders of Common Stock. BlackRock MuniYield Florida Fund is authorized to issue an unlimited number of common shares of beneficial interest, all of which were initially classified as Common Shares. The Board of Trustees is authorized, however, to reclassify any unissued shares of beneficial interest without approval of holders of Common shares.

Common Stock or Shares

BlackRock Arizona Fund, Inc.

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 increased by 8,724 and
13,972, respectively, as a result of dividend reinvestment.

BlackRock MuniYield California Fund, Inc.

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield California Insured Fund, Inc.

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield Florida Fund

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield Michigan Insured Fund II, Inc.

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 remained constant.

BlackRock MuniYield New York Insured Fund, Inc.

Shares issued and outstanding during the six months ended April 30,
2008 and the year ended October 31, 2007 remained constant.

Preferred Stock or Shares

Preferred Stock or Shares of the Funds have a liquidation preference of
$25,000 per share, plus accrued and unpaid dividends that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at April 30, 2008 were as follows:

BlackRock
	BlackRock	BlackRock	MuniYield
	MuniYield	MuniYield	California
	Arizona	California	Insured
	Fund, Inc.	Fund, Inc.	Fund, Inc.

Series A	3.488%[1]	3.031%[1]	2.778%[1]
Series B	3.584%[1]	3.488%[1]	3.594%[1]
Series C	4.368%[2]	2.772%[1]	3.777%[1]
Series D	—	4.368%[2]	3.061%[1]
Series E	—	—	3.594%[1]
Series F	—	—	4.271%[2]

50 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (continued)

		BlackRock	BlackRock
		MuniYield	MuniYield
	BlackRock	Michigan	New York
	MuniYield	Insured II	Insured
	Florida Fund	Fund, Inc.	Fund, Inc.

Series A	3.488%[1]	3.594%[1]	3.594%[1]
Series B	3.594%[1]	3.777%[1]	3.594%[1]
Series C	4.534%[2]	4.271%[2]	3.594%[1]
Series D	—	—	3.777%[1]
Series E	—	—	3.488%[1]
Series F	—	—	4.368%[2]

[1] The maximum applicable rate on this series of Preferred Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
[2] The maximum applicable rate on this series of Preferred Stock is the higher of 110% of the Telerate/BBA LIBOR rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Shares issued and outstanding for each of the Funds during the six months ended April 30, 2008 and October 31, 2007 remained constant.

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25% calculated on the aggregate principal amount. For the six months ended April 30, 2008, Merrill
Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions as follows:

Commissions

BlackRock MuniYield Arizona Fund, Inc	$ 29,242
BlackRock MuniYield California Fund, Inc	$ 75,229
BlackRock MuniYield California Insured Fund, Inc	$133,019
BlackRock MuniYield Florida Fund	$ 85,774
BlackRock MuniYield Michigan Insured Fund II, Inc	$ 66,953
BlackRock MuniYield New York Insured Fund, Inc	$213,608

Dividends on seven-day Preferred Stock or Shares are cumulative at a rate which is reset every seven days based on the results of an auction.
If the Preferred Stock or Shares fails to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the
Preferred Stock or Shares to holders of such shares for each successive dividend period until such time as the stock is successfully auctioned.
The maximum applicable rate on the Preferred Stock or Shares is foot-
noted as applicable, on the above chart. During the six months ended
April 30, 2008, the Preferred Stock or Shares of each Fund was suc-
cessfully auctioned at each auction date until February 13, 2008. The low, high and average dividend rates on the Preferred Stock or Shares for each Fund for the six months ended April 30, 2008 were as follows:

BlackRock MuniYield Arizona Fund, Inc.

	Low	High	Average

Series A	2.600%	4.326%	3.403%
Series B	2.756%	4.508%	3.464%
Series C	2.585%	5.198%	3.833%

BlackRock MuniYield California Fund, Inc.

	Low	High	Average

Series A	2.890%	4.500%	3.578%
Series B	2.772%	4.356%	3.504%
Series C	2.792%	3.990%	3.209%
Series D	2.890%	5.198%	3.765%

BlackRock MuniYield California Fund Insured Fund, Inc.

	Low	High	Average

Series A	2.778%	4.200%	3.502%
Series B	2.750%	4.508%	3.378%
Series C	2.500%	4.356%	3.413%
Series D	2.700%	4.600%	3.554%
Series E	2.866%	4.508%	3.559%
Series F	2.900%	5.060%	3.834%

BlackRock MuniYield Florida Fund

	Low	High	Average

Series A	2.772%	4.600%	3.697%
Series B	2.866%	4.600%	3.665%
Series C	3.000%	5.060%	3.932%

BlackRock MuniYield Michigan Insured Fund II, Inc.

	Low	High	Average

Series A	2.756%	4.600%	3.679%
Series B	2.833%	4.400%	3.653%
Series C	3.100%	5.060%	3.966%

BlackRock MuniYield New York Insured Fund, Inc.

	Low	High	Average

Series A	2.950%	4.508%	3.614%
Series B	2.740%	4.508%	3.487%
Series C	2.390%	4.508%	3.421%
Series D	2.000%	4.356%	3.388%
Series E	2.400%	4.356%	3.508%
Series F	2.390%	5.198%	3.756%

Since February 13, 2008, the Preferred Stock or Shares of the Funds
failed to clear any auctions. As a result, the Preferred Stock or Share dividend rates were reset to the maximum applicable rate, which ranged from 2.756% to 5.198% . A failed auction is not an event of default for the Funds but it is a liquidity event for the holders of the Preferred
Stock or Shares. A failed auction occurs when there are more sellers of a Fund’s auction rate Preferred Stock or Shares than buyers. It is impos-
sible to predict how long this imbalance will last. An auction for each
Fund’s Preferred Stock or Shares may not occur for some time, if ever, and even if liquidity does resume, holders of the Preferred Stock or
Shares may not have the ability to sell the Preferred Stock or Shares at its liquidation preference.

SEMI-ANNUAL REPORT

APRIL 30, 2008

51

Notes to Financial Statements (continued)

The Funds may not declare dividends or make other distributions on
Common Stock or Shares or purchase any such shares if, at the time of declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock or Shares would be less than 200%.

The Preferred Stock or Shares are redeemable at the option of each
Fund, in whole or in part, on any dividend payment date at $25,000 per
Stock or Share plus any accumulated unpaid dividends whether or not declared. The Preferred Stock or Shares are also subject to mandatory redemption at $25,000 per Stock or Share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Certificate of Designation/Articles Supplementary, are
not satisfied.

The holders of Preferred Stock or Shares have voting rights equal to the holders of Common Stock or Shares (one vote per share) and will vote together with holders of Common Stock or Shares as a single class.
However, holders of Preferred Stock or Shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Fund. In addition, the 1940 Act requires that, along with approval by shareholders that might otherwise be required, the approval of the holders of a major-
ity of any outstanding Preferred Stock or Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock or Shares (b) change each
Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Concentration Risk:

Each Fund’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regu-
latory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.

6. Capital Loss Carryforward:

BlackRock MuniYield California Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of
$217,588, all of which expires in 2011. This amount will be available to offset future realized capital gains.

BlackRock MuniYield California Insured Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of
$11,966,371, of which $3,017,271 expires in 2008, $9,668 expires in
2009, $4,901,089 expires in 2011, $2,675,948 expires in 2012 and
$1,362,395 expires in 2015. This amount will be available to offset future realized capital gains.

BlackRock MuniYield Florida

As of October 31, 2007, the Fund had a capital loss carryforward of
$7,545,418, of which $6,070,481 expires in 2008 and $1,474,937 expires in 2012. These amounts will be available to offset future realized capital gains.

BlackRock MuniYield Michigan Insured Fund II, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of
$3,682,435, of which $1,343,331 expires in 2008, $1,050,253 expires in 2010 and $1,288,851 expires in 2012. These amounts will be avail-
able to offset future realized capital gains.

BlackRock MuniYield New York Insured Fund, Inc.

As of October 31, 2007, the Fund had a capital loss carryforward of
$30,088,597, of which $7,390,734 expires in 2008, $3,007,157 expires in 2010, $16,583,200 expires in 2012 and $3,107,506
expires in 2014. This amount will be available to offset future realized capital gains.

7. Subsequent Events:

Each Fund paid a tax-exempt income dividend to holders of Common
Stock or Shares on June 2, 2008 to shareholders of record on May 15,
2008. The amount of the tax-exempt income dividend per share was as follows:

Distribution
Per Share

BlackRock MuniYield Arizona Fund, Inc	$0.057
BlackRock MuniYield California Fund, Inc	$0.055
BlackRock MuniYield California Insured Fund, Inc	$0.056
BlackRock MuniYield Florida Fund	$0.058
BlackRock MuniYield Michigan Insured Fund II, Inc	$0.056
BlackRock MuniYield New York Insured Fund, Inc	$0.054

52 SEMI-ANNUAL REPORT

APRIL 30, 2008

Notes to Financial Statements (concluded) The dividends declared on Preferred Stock or Shares for the period May 1, 2008 to May 31, 2008 for the Funds were as follows:

			BlackRock
	BlackRock	BlackRock	MuniYield
	MuniYield	MuniYield	California
	Arizona	California	Insured
	Fund, Inc.	Fund, Inc.	Fund, Inc.

Series A	$29,277	$134,592	$122,004
Series B	$42,917	$135,648	$133,038
Series C	$37,756	$ 56,320	$ 93,104
Series D	—	$108,248	$108,660
Series E	—	—	$147,480
Series F	—	—	$130,752

		BlackRock	BlackRock
		MuniYield	MuniYield
	BlackRock	Michigan	New York
	MuniYield	Insured II	Insured
	Florida Fund	Fund, Inc.	Fund, Inc.

Series A	$124,344	$136,048	$ 84,405
Series B	$117,984	$ 79,138	$105,128
Series C	$ 44,406	$ 29,056	$206,648
Series D	—	—	$114,052
Series E	—	—	$111,166
Series F	—	—	$169,542

On June 2, 2008, the Funds announced the following redemptions of Preferred Stock or Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
California Fund, Inc.:	Date	Redeemed	Price

Series A	7/10/2008	665	$16,625,000
Series B	6/19/2008	665	$16,625,000
Series C	7/03/2008	222	$ 5,550,000
Series D	6/24/2008	388	$ 9,700,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
California Insured Fund, Inc.:	Date	Redeemed	Price

Series A	7/07/2008	541	$13,525,000
Series B	6/30/2008	541	$13,525,000
Series C	6/25/2008	481	$12,025,000
Series D	7/11/2008	602	$15,050,000
Series E	6/27/2008	602	$15,050,000
Series F	6/26/2008	541	$13,525,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
Florida Fund:	Date	Redeemed	Price

Series A	6/19/2008	384	$ 9,600,000
Series B	6/27/2008	279	$ 6,975,000
Series C	6/25/2008	104	$ 2,600,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
Michigan Insured Fund II, Inc.:	Date	Redeemed	Price

Series A	6/17/2008	259	$ 6,475,000
Series B	6/25/2008	160	$ 4,000,000
Series C	6/26/2008	47	$ 1,175,000

		Shares
BlackRock MuniYield	Redemption	to be	Aggregate
New York Insured Fund, Inc.:	Date	Redeemed	Price

Series A	6/24/2008	249	$ 6,225,000
Series B	6/17/2008	249	$ 6,225,000
Series C	6/23/2008	410	$10,250,000
Series D	6/25/2008	287	$ 7,175,000
Series E	7/17/2008	322	$ 8,050,000
Series F	6/27/2008	264	$ 6,600,000

The Funds will finance the Preferred Stock or Share redemptions with cash received from TOB transactions.

SEMI-ANNUAL REPORT

APRIL 30, 2008

53

Officers and Directors or Trustees

G. Nicholas Beckwith, III, Director or Trustee
Richard E. Cavanagh, Director or Trustee
Richard S. Davis, Fund President (MYF), Director or Trustee
Kent Dixon, Director or Trustee
Frank J. Fabozzi, Director or Trustee
Kathleen F. Feldstein, Director or Trustee
James T. Flynn, Director or Trustee
Henry Gabbay, Director or Trustee
Jerrold B. Harris, Director or Trustee
R. Glenn Hubbard, Director or Trustee
W. Carl Kester, Director or Trustee
Karen . Robards, Director or Trustee
Robert S. Salomon, Jr., Director or Trustee
Donald C. Burke, Fund President (MZA, MYC, MCA, MYM & MYN) and
Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

BlackRock MuniYield Arizona Fund, Inc.,
BlackRock MuniYield California Fund, Inc.,
BlackRock MuniYield Florida Fund,
BlackRock MuniYield Michigan Insured Fund II, Inc. and
BlackRock MuniYield New York Insured Fund, Inc.:

Custodian Transfer Agents
The Bank of New York Mellon                                      Common and Preferred Stock or Shares
New York, NY 10286                                                   BNY Mellon Shareowner Services
                                                                                 Jersey City, NJ 07310

BlackRock MuniYield California Insured Fund, Inc.:
Custodian
State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agents
Common Stock Preferred Stock
Computershare Trust BNY Mellon Shareowner Services
Company, N.A. Jersey City, NJ 07310
Providence, RI 02940

For All Funds:

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Additional Information

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net invest-
ment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

54 SEMI-ANNUAL REPORT APRIL 30, 2008

Additional Information (concluded)

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors,
Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elmi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-anual and annual reports and other infor-
mation regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Deposit Securities

Effective May 30, 2008, following approval by the Funds’ Board and the applicable ratings agencies, the definition of “Deposited Securities” in the
Funds’ Certificates of Designation/Articles Supplementary was amended in order to facilitate the redemption of the Funds’ Preferred Stock or
Shares. The following phrase was added to the definition of “Deposit
Securities” found in the Funds’ Certificates of Designation/Articles
Supplementary:

; provided, however, that solely in connection with any redemption of
AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agree-
ment facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash
amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT APRIL 30, 2008 55

This report is transmitted to shareholders only. It is not a prospec-
tus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares or Stock. Leverage creates risks for
Common Shareholders or Common Stock shareholders, including
the likelihood of greater volatility of net asset value and market price of the Common Shares or Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares or Stock, currently set at the maximum reset rate as a result of failed auc-
tions, may affect the yield to Common Shareholders or Common
Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Infor-
mation about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
Securities and Exchange Commission’s website at http://www.sec.gov.

Address For All Funds

100 Bellevue Parkway
Wilmington, DE 19809

#MYSIX-4/08

EX-99. CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND SECTION 302 OF
THE SARBANES-OXLEY ACT OF 2002

I, Donald C. Burke, Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Insured
Fund, Inc., certify that:

1. I have reviewed this report on Form N-CSR of BlackRock MuniYield California Insured Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committees of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 23, 2008

/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

EX-99. CERT
CERTIFICATION PURSUANT TO RULE 30a-2(a) UNDER THE 1940 ACT AND
SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock MuniYield
California Insured Fund, Inc., certify that:

1. I have reviewed this report on Form N-CSR of BlackRock MuniYield California Insured
Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committees of the registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 23, 2008 /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Insured Fund, Inc.